RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
Disclosure of risk management [abstract]
RISK MANAGEMENT

NOTE 4 – RISK MANAGEMENT

Grupo Aval and its subsidiaries in the financial sector, Banco de Bogotá, Banco de Occidente, Banco AV Villas, Banco Popular, LB Panamá’s subsidiaries and Corficolombiana manage risk pursuant to the applicable regulations in each country where they operate and according to Grupo Aval’s internal policies.

The risk framework requires that strong risk management practices are integrated in key processes across Grupo Aval, with a goal of ensuring risks are appropriately considered, evaluated and responded to in a timely manner. Grupo Aval employs a risk management process, that aims to identify, measure, monitor and control, as part of the daily activities, all the risks that Grupo Aval manages.

Lines of Defense: in addition to the role of Executive Officers in managing risk, management has ownership and accountability across the three lines of defense: (1) First Line of defense: Business Units, (2) Second Line of defense: mainly concentrated in the Independent Risk Management units and (3) Third line of defense: Corporate Audit.

•

Business Units: Include the business lines as well as the Technology and Operations areas which are responsible for appropriately assessing and effectively managing all the risks associated with their processes.

•

Independent Risk Management Units: Risk management areas include risk management and compliance departments. Grupo Aval has other control functions that are not part of these areas but are key in the risk mitigation of non-financial risks, including legal, human resources and certain activities within the financial and administrative processes.

•

Corporate Audit: Corporate audit maintains its independence from the first and second lines of defense by reporting directly to the Audit Committee or the Board. Corporate Audit provides independent assessment and validation through testing of key processes and controls across Grupo Aval.

The following sections outline the key risks that are inherent in business activities of the subsidiaries in the financial sector:

A.	Financial risks
i)	Credit risk: the risk of financial loss if a debtor fails to meet its contractual obligations.
ii)

Market risk: the risk of loss arising from potential adverse changes in the value of the subsidiaries in the financial sector assets and liabilities or future results, resulting from changes in market variables such as interest rates, foreign exchange rates, equity prices, commodity prices, implied volatilities or credit spreads; this includes the structural interest rate and foreign exchange risks.

iii)

Liquidity risk: the risk of being unable to meet contractual and contingent obligations or that the subsidiaries in the financial sector do not have the appropriate amount, composition and tenor of funding and liquidity to support the financial assets and liabilities requirements (funding liquidity risk). Also includes the capability to manage its investment portfolio in terms of liquidity, duration and currency (market liquidity risk).

iv)	Interest rate risk: it is the current or potential risk to equity and profits that arise from adverse movements in interest rates, which affect the positions of the banking book.
v)

Capital risk:  the risk that any of the subsidiaries in the financial sector have an insufficient level and composition of capital to support its business activities and associated risks during both normal economic environments and under stressed conditions. Risk related to the management of capital requirements and adequacy.

Objective and general guidelines of financial risk management

Grupo Aval’s and its subsidiaries of the financial sector objective is to maximize returns for its investors, through proper risk management. The guiding principles of risk management at Grupo Aval are as follows:

a)	Make risk management a part of every institutional process.
b)	Collective decision making for commercial lending of significant amounts.
c)	Extensive and in-depth industry and market knowledge, as a result of the leadership and experienced, stable and seasoned senior management.
d)	Clear risk management policies based on a top-down approach with respect to:
•	Compliance with know-your-customer policies.
•	Commercial loans credit structure based on a clear identification of sources of repayment and of cash flow generation capacity of the borrower.
e)	Use of similar credit analysis tools for analysis across Grupo Aval’s subsidiaries of financial sector.
f)	Diversification of the commercial loan portfolio with respect to industries and economic groups.
g)	Specialization in consumer product niches.
h)	Extensive use of continuously updated scoring models and credit ratings updated permanently to ensure quality growth of consumer loans with high credit quality.
i)	Conservative policies in terms of:
•	trading portfolio composition with bias towards lower volatility instruments,
•	proprietary trading position, and
•	the variable compensation for the trading staff.

j)Control the position-level based on market risk sensitivities (such as VaR, DV01, Delta, Rho and Vega) and credit risk exposures by counterparties.

k)Concentration and diversification limits which are based on market liquidity and volatility, operational capacity, valuation and credit quality of counterparties.

l)Control and follow up the funding and liquidity risk with independent oversight. This includes setting limits related with high quality liquid assets and maturity concentration of financial liabilities among others.

m)Ensuring compliance with regulatory limits and reviewing how the current and projected strategy can affect those limits.

n)   Use of our market presence in the identification and implementation of best practices for operational risk management.

Main premises for risk management

Grupo Aval´s risk culture is based on the principles indicated in the section above and they are transmitted to all subsidiaries of the financial sector and business units. The strategy related with risk management is supported by the following guidelines:

a)

In all of Grupo Aval´s subsidiaries of the financial sector, the risk function is independent of the business units. The segregation of functions between the business areas and the risk areas in charge of risk measurement analysis, control and reporting, provide enough independence and autonomy for proper risk control.

b)

The decision-making process at the subsidiaries of the financial sector requires that transactions of significant amounts are sent to decision centers such as risk committees. The frequency of meetings of these committees ensures a high degree of agility regarding the resolution of proposals and continuous participation of senior management for management the different risks.

c)

Grupo Aval has corporate policies for the risk to which it is exposed. The business and risk units of Grupo Aval and its subsidiaries of the financial sector hold orientation meetings based on approaches to risk that are consistent with Grupo Aval´s risk culture.

d)	Grupo Aval has implemented a risk system that is updated on a regular basis to address new conditions in the markets and the risks to which Grupo Aval is exposed.
e)	There are adequate information systems to monitor risk exposure, to ensure compliance and approval policies and, if necessary, to implement proper corrective actions.
f)	Key risks are analyzed on a regular basis, not only when risks materialize or when problems occur during the normal course of business but in a continuous process of risk management.
g)	Grupo Aval and its subsidiaries of the financial sector have training courses on risk culture for all hierarchy levels in the organization.
h)	A risk culture integrated throughout the organization, consisting on a series of attitudes, values, skills and guidelines to action.

Interest rate benchmark reform

Future initiatives to regulate, reform or change the administration of benchmarks, could result in adverse consequences to the return on, value of and market for loans, mortgages, securities, derivatives and other financial instruments whose returns are linked to any benchmark, including those issued, funded or held by us or our financial subsidiaries.

Several regulators, industry bodies and other market participants in the U.S. and other countries are engaged in initiatives to develop, introduce and encourage the use of alternative rates to replace certain benchmarks. There is no assurance that these new rates will be accepted or widely used by market participants, or that the characteristics of any of these new rates will be similar to, or produce the economic equivalent of, the benchmarks that they seek to replace.

The London Interbank Offered Rate (LIBOR) is the most widely referenced benchmark interest rate across the globe for derivatives, bonds, loans and other floating rate instruments; On July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (the “FCA”), which regulates the “LIBOR”, announced that the FCA will no longer require banks to submit rates for the calculation of the LIBOR benchmark after 2021. This announcement indicates that the continuation of LIBOR on the current basis cannot be guaranteed after 2021. Therefore, after 2021 LIBOR may cease to be calculated. There is a regulator-led push to transition the market from LIBOR and certain other benchmark rates to alternative risk-free rates that are based on actual overnight transactions. Derivatives, floating rate notes, loans and other financial contracts whose terms extend beyond the relevant discontinuation date, and that refer to certain benchmark rates (including LIBOR) as the reference rate, will be impacted. As a result, clearing agencies are moving towards new benchmark rates.

Many unresolved issues remain, such as the timing of the successor benchmarks introduction and the transition of a benchmark to a replacement rate, which could result in wide spread dislocation in the financial markets, engender volatility in the pricing of securities, derivatives and other instruments, and suppress capital markets activities.

As of December 31, 2020, Grupo Aval had Ps. 54,157,335 of assets and Ps. 6,613,913 of liabilities that used LIBOR as a benchmark, as well as derivatives with a nominal value of Ps. 1,336,752 of assets and Ps. 1,726,222 of liabilities with such characteristics. While some of these outstanding LIBOR-based loans, borrowings and contracts include fallback provisions to alternative reference rates, some of our outstanding LIBOR-based products and contracts do not include fallback provisions or adequate fallback mechanisms and will require modifications of their terms. Additionally, most of our outstanding LIBOR-based loans, borrowings and contracts may be challenging to modify due to the requirement that all impacted parties consent to such modification.  It is not currently possible to determine whether, or to what extent, any such changes would affect us.

Our activities for the transition currently under development and for 2021 are focused on the conversion of existing LIBOR based contracts to others alternative rates through: i) identification of asset and liability operations indexed to Libor rate in each of our Subsidiaries, ii) developing new alternative reference rate linked products, iii) negotiations with clients and counterparties, iv) modifications in contracts, v) adjustments in information systems, vi) modifications of procedures and policies, vii) modifications in valuation models, viii)  the timeline of our work plan depends on broader market acceptance of products that reference the new alternative reference rates and our clients’ readiness and ability to adopt the replacement products.  We are following the recommended target dates for cessation of LIBOR.

Credit Risk

Financial Risk Review

4.1          Credit Risk

4.1.1          Consolidated Credit Risk Exposure

Grupo Aval´s subsidiaries are exposed to credit risk, consisting of the risk of financial loss as a result of the failure of the debtor to meet its contractual obligations in financial transactions on a timely and complete manner. Exposure to credit risk for Grupo Aval and its subsidiaries is a result of credit activities and transactions with counterparties.

The maximum exposure to credit risk of Grupo Aval, at a consolidated level is reflected in the carrying value of financial assets in the statement of financial position of Grupo Aval as of December 31, 2020 and 2019 as follows:

Assets	December 31, 2020		December 31, 2019
Cash and cash equivalents (**)	Ps.	27,687,525	Ps.	23,464,691
Debt securities held for trading		4,780,993		4,673,113
Debt securities mandatorily FVTPL		7,385		10,102
Debt securities FVOCI		28,966,356		21,608,992
Debt securities at amortized cost		5,580,128		3,053,862
Derivatives instruments		1,133,924		917,434
Hedging derivatives		156,220		166,598
Loans
Commercial		110,986,938		98,936,699
Consumer		65,835,457		59,840,451
Mortgage		24,558,771		20,221,683
Microcredit		372,321		410,320
Interbank and overnight funds		4,693,678		2,718,961
Other accounts receivable FVTPL		2,958,385		2,706,030
Other accounts receivable at amortized cost		12,381,009		9,282,734
Total financial assets with credit risk	Ps.	290,099,090	Ps.	248,011,670
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		4,185,261		3,341,641
Credit commitments		32,967,149		28,812,963
Total exposure to credit risk outside of the statement of financial position	Ps.	37,152,410	Ps.	32,154,604
Total maximum exposure to credit risk	Ps.	327,251,500	Ps.	280,166,274

(**)   Not including funds in the entity’s custody (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities.

With regard to guarantees and commitments to extend the credit amounts, the maximum credit risk exposure is the amount of the commitment. Credit risk is mitigated by guarantees and collaterals as described in note 4.1.4 Mitigation of Credit Risk, Collateral and Other Credit Risk Enhancements.

Each of Grupo Aval´s financial subsidiaries assume the credit risk for both the credit activity itself, which includes commercial, consumer, mortgage and microcredit credit lending and treasury activities, including interbank loans, investment portfolio management, derivatives and foreign currency trading activities, among others. Despite being independent businesses, the nature of insolvency risk of the borrower or counterparty is similar and therefore the criteria in which they are evaluated is similar.

4.1.1.A.  Loan portfolio disclosure changes

Loans are recorded at amortized cost on the statement of financial position and are classified as commercial, consumer, mortgages, and microcredit. For the year 2019, loans and its loss allowance were presented in five categories: commercial, consumer, mortgage, microcredit and financial leasing. As of 2020, financial leasing has been reallocated between the other portfolio categories and the Interbank overnight funds operations were separated from the commercial portfolio. For comparative purposes, the presentation 2019 loan portfolio is updated under this 2020 segmentation, as presented below:

Loan portfolio

December 31, 2020

	Loan Portfolio without		Financial		Loan Portfolio
Portfolio segment	financial leasing		Leasing		with financial leasing
Commercial	Ps.	105,044,013	Ps.	10,636,603	Ps.	115,680,616
Interbank and overnight funds		4,693,678		—		4,693,678
Commercial lending portfolio		100,350,335		10,636,603		110,986,938
Consumer		65,496,673		338,784		65,835,457
Residential mortgage		22,757,641		1,801,130		24,558,771
Microcredit		372,321		—		372,321
Total portfolio	Ps.	193,670,648	Ps.	12,776,517	Ps.	206,447,165

December 31, 2019

	Loan Portfolio				Loan Portfolio
Portfolio segment	2019		Reclassification		2020
Commercial	Ps.	91,306,719	Ps.	(91,306,719)	Ps.	—
Interbank and overnight funds		—		2,718,961		2,718,961
Commercial lending portfolio		—		98,936,699		98,936,699
Consumer		59,587,929		252,522		59,840,451
Residential mortgage		18,661,389		1,560,294		20,221,683
Microcredit		410,320		—		410,320
Financial Leasing		12,161,757		(12,161,757)		—
Total portfolio	Ps.	182,128,114	Ps.	—	Ps.	182,128,114

Loss allowance

December 31, 2020

	Loss allowance without		Financial		Loss allowance
Portfolio segment	financial leasing		Leasing		with financial leasing
Commercial	Ps.	4,627,431	Ps.	653,826	Ps.	5,281,257
Interbank and overnight funds		851		—		851
Commercial lending portfolio		4,626,580		653,826		5,280,406
Consumer		4,924,964		14,007		4,938,971
Residential mortgage		491,188		69,716		560,904
Microcredit		124,039		—		124,039
Total portfolio	Ps.	10,167,622	Ps.	737,549	Ps.	10,905,171

December 31, 2019

	Disclosure Loss allowance				Disclosure Loss allowance
Portfolio segment	2019		Reclassification		2020
Commercial	Ps.	3,739,330	Ps.	(3,739,330)	Ps.	—
Interbank and overnight funds		—		986		986
Commercial lending portfolio		—		4,188,388		4,188,388
Consumer		3,548,580		6,460		3,555,040
Residential mortgage		306,237		45,321		351,558
Microcredit		89,825		—		89,825
Financial Leasing		501,825		(501,825)		—
Total portfolio	Ps.	8,185,797	Ps.	—	Ps.	8,185,797

4.1.1.B Loan portfolio given as collateral

The following is a detail of the portfolio provided as collateral in resource auction operations with Banco República as of December 31, 2020

		Total
Commercial	Ps.	280,519
Total	Ps.	280,519

4.1.2          Loan and Counterparty Approval Process for subsidiaries in the financial sector

The principles and rules for credit management and credit risk for each financial subsidiary are contained in the credit manual, both for commercial banking activities and treasury activities. Evaluation criteria to measure credit risk follows the principal instructions set forth by the Treasury and Credit Risk Committees.

The maximum authority regarding lending is the Board of Directors for each bank, which approves the general policy and has the capacity to approve large size transactions. In the normal banking operation, authorizations for approval of loans and lines of credit depend on the amounts, credit quality, tenor and security collateral or guarantees offered by the client. The Board of Directors of each bank has delegated part of its lending authorities to different committees and executives who process the credit requests and are responsible for the analysis and credit review.

Additionally, for the approval of credits, certain considerations are taken into account including but not limited to, the probability of default, the recovery percentage of guarantees received, current customer exposure, tenor and concentration by economic sector.

Regarding the operations for treasury activities, the Board of Directors of the financial subsidiaries, approves the lines of credit for counterparties. Risk control is essentially carried out through three mechanisms: periodic approval of lines of credit, at least once a year evaluations of the conditions of the issuers and a report on concentrations for each client or economic group.

Although each financial subsidiary is responsible for its credit decisions and risk management, Grupo Aval as a holding, through the Corporate Risk Unit oversees the implementation of appropriate risk management controls at the financial subsidiaries and has established upward loan reporting processes. The holding’s risk management staff meets on a weekly basis to discuss Grupo Aval subsidiaries’ loan portfolio, developments in industry, risks and opportunities. Grupo Aval also coordinates loan syndication among its banks to effectively leverage the combined equity of its banks and manage any risk issues.

Each subsidiary of the financial sector has a Credit Risk Management System, which is managed by the credit vice-presidency or its equivalent, and includes, among others, the design, implementation and evaluation of policies and risk mechanisms defined by the Credit and Treasury Risk Committee and the Board of Directors of each entity. The operation of the Credit Risk Management System has resulted in the integration of risk measurement tools into the credit approval process in each of the financial subsidiaries.

Each subsidiary of the financial sector in Colombia has two models for evaluating credit risk for the approval of commercial loans: the financial ratings model, statistical models based on financial information of the client, which are used in the approval process and for the management and review of the portfolio. The second model is based on the client´s financial ratings and its historical payment behavior with the bank, used in the process of client rating.

In Central America, each subsidiary has two models for evaluating credit risk for the approval of commercial loans. The first is the financial ratings model, statistical models based on financial information of the client, which are used in the approval process and for the management and review of the corporate and medium sized companies. The second model is based on the client´s behaviour score,  its historical payment behavior with the bank, the economic sector, among others.

For retail loans (including mortgage loans and auto loans) in Colombia and Central America, models are based on sociodemographic variables and the historical payment behavior of the clients.

As a result of the COVID-19 pandemic it was necessary to review and adjust origination strategies, along with approved debt limits in accordance with individual risk analysis, especially for customers identified in high risk sectors. For more information, see Note 1.1 Other events COVID-19 impact.

4.1.3          Credit quality analysis

The Credit-risk Monitoring Process and Credit rating of the loan portfolio

The monitoring process and credit risk review of each financial subsidiary is carried out in several steps including portfolio analysis by vintages, risk level rating, permanent high risk clients’ review, restructuring processes of operations and the receipt of foreclosed assets as payment.

On a monthly basis the financial subsidiaries classify each client in one of these categories: Category A-Normal, B‑Subnormal, C-Deficient, D-Doubtful recovery and E- Unrecoverable, based on the statistical models that each subsidiary has.

On a quarterly basis each financial subsidiary evaluates the commercial portfolio by economic sectors, where macro-sectors are evaluated with the purpose of monitoring the concentration per economic sector and the risk level of each one.

At least once in a year, each financial subsidiary carries out an individual analysis of the credit risk based on updated financial information of the client, payment record, collateral security/guarantees received, credit bureau reports and other qualitative information available; based on the information, clients are classified by risk level as mentioned above. By December 2020, the analysis carried out by our financial subsidiaries required a detailed review and classification of clients by risk levels, considering the impacts of the COVID-19 pandemic effects in the Grupo Aval businesses.

Each risk category is explained as follows:

Category	PD*	Risk	Description
1	0%- 7.5%	Normal	Appropriately serviced. The debtor’s financial statements or its projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity

2	7.5% - 15%	Acceptable above normal

Adequately serviced and protected, but there are weaknesses which may potentially affect, on a transitory or permanent basis, the debtor’s paying capacity or its projected cash flows, to the extent that, if not timely corrected, would affect the collection of the credits as contracted

3	15% - 22.5%

4	22.5% - 30%	Appreciable	Have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations
5	30% - 45%

6	45% - 60%	Significant	Have the same deficiencies as loans in category 4-5, but to a larger extent; consequently, the probability of collection is highly doubtful
7	60% - 90%

8	> 90%	Non-recoverability	Deemed uncollectible.

(*)    Probability of default – “PD” is the probability that the counterpart defaults in its payment obligations of capital and/or interest.

For mortgage loans and microcredits, the previous classification by risk levels is carried out monthly considering the number of days past due.

In addition, the credit risk exposure is managed through a periodic analysis of the borrowers (or potential borrowers) to determine the repayment capacity of capital and interest. The credit risk exposure is also mitigated partly by obtaining collateral security, corporate and personal guarantees.

The following table sets out information about the credit quality of financial assets measured at amortized cost. Unless specifically indicated, for financial assets, the amounts in the table represent gross carrying amounts. For loan commitments and financial guarantee contracts, the amounts in the table represent the amounts committed or guaranteed, respectively. Based on the foregoing classifications, each financial subsidiary establishes and executes collection strategies directed at maximizing the collection of the loan portfolio.

As of December 31, 2020, and 2019, the following is a summary of the credit portfolio by probability of default. Explanation of the terms: Stage 1, Stage 2 and Stage 3 are included in Note 2 (2.6) (ix), and explained in detail in Note 4.1.5 (Measurement of Expected Credit Loss).

Total Portfolio

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2 (*)		Stage 3		Total
0%- 7.5%	Ps.	160,410,317	Ps.	6,205,666	Ps.	7	Ps.	166,615,990
7.5% - 15%		6,054,623		3,204,615		198		9,259,436
15% - 22.5%		612,299		2,731,542		9		3,343,850
22.5% - 30%		197,377		2,111,235		25		2,308,637
30% - 45%		157,726		5,802,907		77,935		6,038,568
45% - 60%		48,428		3,305,930		84,507		3,438,865
60% - 90%		3,400		3,133,570		242,787		3,379,757
> 90%		5,478		92,734		11,963,850		12,062,062
TOTAL	Ps.	167,489,648	Ps.	26,588,199	Ps.	12,369,318	Ps.	206,447,165

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	154,874,025	Ps.	1,105,784	Ps.	-	Ps.	155,979,809
7.5% - 15%		7,693,201		944,476		-		8,637,677
15% - 22.5%		569,434		781,687		-		1,351,121
22.5% - 30%		192,482		615,153		-		807,635
30% - 45%		437,563		1,948,824		-		2,386,387
45% - 60%		13,803		1,322,428		146,625		1,482,856
60% - 90%		424,490		1,260,615		210,585		1,895,690
> 90%		1,690		77,840		9,507,409		9,586,939
TOTAL	Ps.	164,206,688	Ps.	8,056,807	Ps.	9,864,619	Ps.	182,128,114

(*) For more information -see Note 1.1 Other events COVID-19 impact-

(**)See section 4.1.1.A Loan portfolio disclosure changes

Commercial

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	91,482,201	Ps.	3,063,730	Ps.	3	Ps.	94,545,934
7.5% - 15%		706,295		963,330		7		1,669,632
15% - 22.5%		195,341		933,973		-		1,129,314
22.5% - 30%		87,872		429,489		2		517,363
30% - 45%		104,057		3,299,369		205		3,403,631
45% - 60%		43,273		1,084,590		23		1,127,886
60% - 90%		2,645		60,967		10		63,622
> 90%		4,452		8,252		8,516,852		8,529,556
TOTAL	Ps.	92,626,136	Ps.	9,843,700	Ps.	8,517,102	Ps.	110,986,938

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	88,283,142	Ps.	378,851	Ps.	-	Ps.	88,661,993
7.5% - 15%		927,879		436,896		-		1,364,775
15% - 22.5%		45,715		222,226		-		267,941
22.5% - 30%		45,611		106,437		-		152,048
30% - 45%		30,324		1,037,267		-		1,067,591
45% - 60%		1,508		533,153		-		534,661
60% - 90%		1,647		48,453		-		50,100
> 90%		1,573		3,864		6,832,153		6,837,590
TOTAL	Ps.	89,337,399	Ps.	2,767,147	Ps.	6,832,153	Ps.	98,936,699

Consumer

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	45,952,378	Ps.	2,145,102	Ps.	-	Ps.	48,097,480
7.5% - 15%		4,949,864		1,092,553		189		6,042,606
15% - 22.5%		400,447		956,769		8		1,357,224
22.5% - 30%		98,380		1,114,336		7		1,212,723
30% - 45%		46,334		1,771,603		77,728		1,895,665
45% - 60%		4,745		1,732,311		84,479		1,821,535
60% - 90%		347		2,488,943		242,773		2,732,063
> 90%		1,026		81,109		2,594,026		2,676,161
TOTAL	Ps.	51,453,521	Ps.	11,382,726	Ps.	2,999,210	Ps.	65,835,457

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	45,705,342	Ps.	543,384	Ps.	-	Ps.	46,248,726
7.5% - 15%		6,429,405		313,322		-		6,742,727
15% - 22.5%		477,856		320,902		-		798,758
22.5% - 30%		138,510		339,005		-		477,515
30% - 45%		378,370		651,330		-		1,029,700
45% - 60%		3,458		603,034		146,625		753,117
60% - 90%		422,442		1,066,182		210,585		1,699,209
> 90%		104		70,289		2,020,306		2,090,699
TOTAL	Ps.	53,555,487	Ps.	3,907,448	Ps.	2,377,516	Ps.	59,840,451

Mortgage

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	18,223,127	Ps.	996,792	Ps.	4	Ps.	19,219,923
7.5% - 15%		298,817		1,148,718		2		1,447,537
15% - 22.5%		12,876		840,653		1		853,530
22.5% - 30%		845		567,375		16		568,236
30% - 45%		2,217		731,359		2		733,578
45% - 60%		-		456,779		5		456,784
60% - 90%		-		472,887		4		472,891
> 90%		-		3,309		802,983		806,292
TOTAL	Ps.	18,537,882	Ps.	5,217,872	Ps.	803,017	Ps.	24,558,771

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	18,043,825	Ps.	183,532	Ps.	-	Ps.	18,227,357
7.5% - 15%		192,996		194,223		-		387,219
15% - 22.5%		16,034		238,558		-		254,592
22.5% - 30%		4,187		169,007		-		173,194
30% - 45%		8,606		259,657		-		268,263
45% - 60%		171		185,300		-		185,471
60% - 90%		65		123,445		-		123,510
> 90%		13		3,687		598,377		602,077
TOTAL	Ps.	18,265,897	Ps.	1,357,409	Ps.	598,377	Ps.	20,221,683

Microcredit

	December 31, 2020
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	59,072	Ps.	42	Ps.	-	Ps.	59,114
7.5% - 15%		99,647		14		-		99,661
15% - 22.5%		3,635		147		-		3,782
22.5% - 30%		10,280		35		-		10,315
30% - 45%		5,118		576		-		5,694
45% - 60%		410		32,250		-		32,660
60% - 90%		408		110,773		-		111,181
> 90%		-		64		49,850		49,914
TOTAL	Ps.	178,570	Ps.	143,901	Ps.	49,850	Ps.	372,321

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	123,733	Ps.	17	Ps.	-	Ps.	123,750
7.5% - 15%		142,921		34		-		142,955
15% - 22.5%		29,829		-		-		29,829
22.5% - 30%		4,174		704		-		4,878
30% - 45%		20,263		570		-		20,833
45% - 60%		8,666		941		-		9,607
60% - 90%		336		22,535		-		22,871
> 90%		-		-		55,597		55,597
TOTAL	Ps.	329,922	Ps.	24,801	Ps.	55,597	Ps.	410,320

Interbank and overnight funds

December 31, 2020
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	4,693,539	Ps.	-	Ps.	-	Ps.	4,693,539
7.5% - 15%		-		-		-		-
15% - 22.5%		-		-		-		-
22.5% - 30%		-		-		-		-
30% - 45%		-		-		-		-
45% - 60%		-		-		-		-
60% - 90%		-		-		-		-
> 90%		-		-		139		139
TOTAL	Ps.	4,693,539	Ps.	—	Ps.	139	Ps.	4,693,678

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	2,717,983	Ps.	-	Ps.	-	Ps.	2,717,983
7.5% - 15%		-		1		-		1
15% - 22.5%		-		1		-		1
22.5% - 30%		-		-		-		-
30% - 45%		-		-		-		-
45% - 60%		-		-		-		-
60% - 90%		-		-		-		-
> 90%		-		-		976		976
TOTAL	Ps.	2,717,983	Ps.	2	Ps.	976	Ps.	2,718,961

Credit quality of financial assets (excluding loan portfolio)

The following is the breakdown of the different financial assets excluding loan portfolio, by credit risk level and type of issuer based on the rating issued by the independent credit rating agency. A financial asset is considered investment grade if its credit rating is BBB- or higher by Standard & Poor's or Fitch Ratings scale, Baa3 or higher by Moody's scale, F3 or higher by Fitch Ratings Colombia S.A or BRC3 or higher by BRC of Colombia. Otherwise, the financial asset is considered speculative.

a)Trading investment in debt securities

	December 31, 2020		December 31, 2019
Investment grade
Sovereign (*)	Ps.	2,904,210	Ps.	2,428,981
Other public entities (**)		187,295		175,793
Corporate		46,168		61,001
Financial entities		1,301,917		1,370,232
Total investment grade	Ps.	4,439,590	Ps.	4,036,007
Speculative grade
Sovereign (*)	Ps.	129,081	Ps.	136,314
Central banks		—		13,966
Corporate		9,359		4,084
Financial entities		200,901		480,189
Multilaterals		2,007		—
Total Speculative grade	Ps.	341,348	Ps.	634,553
Without grade or not available
Corporate	Ps.	55	Ps.	2,553
Total without grade or not available	Ps.	55	Ps.	2,553
	Ps.	4,780,993	Ps.	4,673,113

(*)    A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general including regional and local governments.

b)Investments in debt securities at FVOCI

	December 31, 2020
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	16,266,158	Ps.	—	Ps.	—	Ps.	16,266,158
Other public entities (**)		461,072		—		—		461,072
Central banks		196,524		—		—		196,524
Corporate		529,443		—		—		529,443
Financial entities		1,618,569		—		—		1,618,569
Multilaterals		192,699		—		—		192,699
Total investment grade	Ps.	19,264,465	Ps.	—	Ps.	—	Ps.	19,264,465
Speculative grade
Sovereign (*)	Ps.	6,227,407	Ps.	16,956	Ps.	—	Ps.	6,244,363
Central banks		1,666,050		348		—		1,666,398
Corporate		478,079		—		—		478,079
Financial entities		1,293,864		—		—		1,293,864
Multilaterals		19,187		—		—		19,187
Total speculative grade	Ps.	9,684,587	Ps.	17,304	Ps.	—	Ps.	9,701,891
	Ps.	28,949,052	Ps.	17,304	Ps.	—	Ps.	28,966,356

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2019
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	12,590,020	Ps.	—	Ps.	—	Ps.	12,590,020
Other public entities (**)		465,677		—		—		465,677
Corporate		228,447		—		—		228,447
Financial entities		2,504,060		—		—		2,504,060
Multilaterals		96,171		—		—		96,171
Total investment grade	Ps.	15,884,375	Ps.	—	Ps.	—	Ps.	15,884,375
Speculative grade
Sovereign (*)	Ps.	4,051,354	Ps.	—	Ps.	—	Ps.	4,051,354
Central banks		970,095		—		—		970,095
Corporate		152,303		—		—		152,303
Financial entities		550,865		—		—		550,865
Total speculative grade	Ps.	5,724,617	Ps.	—	Ps.	—	Ps.	5,724,617
	Ps.	21,608,992	Ps.	—	Ps.	—	Ps.	21,608,992

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

c)Investments in debt securities at amortized cost

	December 31, 2020
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	1,708,927	Ps.	—	Ps.	—	Ps.	1,708,927
Other public entities (**)		3,378,438		—		—		3,378,438
Financial entities		169,232		—		—		169,232
Total investment grade	Ps.	5,256,597	Ps.	—	Ps.	—	Ps.	5,256,597
Speculative grade
Corporate	Ps.	191,866	Ps.	—	Ps.	—	Ps.	191,866
Financial entities		126,516		5,149		—		131,665
Total speculative grade	Ps.	318,382	Ps.	5,149	Ps.	—	Ps.	323,531
	Ps.	5,574,979	Ps.	5,149	Ps.	—	Ps.	5,580,128

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2019
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	23,043	Ps.	—	Ps.	—	Ps.	23,043
Other public entities (**)		3,029,802		—		—		3,029,802
Financial entities		1,017		—		—		1,017
Total investment grade	Ps.	3,053,862	Ps.	—	Ps.	—	Ps.	3,053,862
Speculative grade
Corporate	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Financial entities		—		—		—		—
Total speculative grade	Ps.	—	Ps.	—	Ps.	—	Ps.	—
	Ps.	3,053,862	Ps.	—	Ps.	—	Ps.	3,053,862
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

d)Other accounts receivable at FVTPL

	December 31, 2020		December 31, 2019
Investment grade
Sovereign (*)	Ps.	2,958,385	Ps.	2,706,030
Total investment grade	Ps.	2,958,385	Ps.	2,706,030

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

e)Other accounts receivable at amortized cost

		December 31, 2020
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivables and contract assets for corporate customers	Ps.	7,238,645	Ps.	—	Ps.	—	Ps.	—	Ps.	7,238,645
Other accounts receivables related to gas, energy services, contributions and others		965,745		151,179		176,500		—		1,293,424
Other receivables using simplified approach
Other accounts receivables from individual customers		—		—		—		3,848,940		3,848,940
Total other receivables	Ps.	8,204,390	Ps.	151,179	Ps.	176,500	Ps.	3,848,940	Ps.	12,381,009

		December 31, 2019
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivables and contract assets for corporate customers	Ps.	4,719,510	Ps.	—	Ps.	—	Ps.	—	Ps.	4,719,510
Other accounts receivables related to gas, energy services, contributions and others		830,995		132,474		113,503		—		1,076,972
Other receivables using simplified approach
Other accounts receivables from individual customers		—		—		—		3,486,252		3,486,252
Total other receivables	Ps.	5,550,505	Ps.	132,474	Ps.	113,503	Ps.	3,486,252	Ps.	9,282,734

Evaluated using general approach

The following table provides information about the exposure to credit risk for other accounts receivable and contract assets for corporate customers as of December 31, 2020 and 2019. The credit quality of these financial assets follows the methodology of the probability of default of Debt securities and other liquid financial assets (See note 4.1.5).

	December 31, 2020
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	6,773,024	Ps.	—	Ps.	—	Ps.	6,773,024
Financial entities		465,621		—		—		465,621
Total investment grade	Ps.	7,238,645	Ps.	—	Ps.	—	Ps.	7,238,645

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

	December 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	4,328,028	Ps.	—	Ps.	—	Ps.	4,328,028
Financial entities		391,482		—		—		391,482
Total investment grade	Ps.	4,719,510	Ps.	—	Ps.	—	Ps.	4,719,510

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

The following table provides information about the exposure to credit risk by segment for accounts receivable related to gas and energy services, the methodology used to estimate the ECLs is the same used for Loan and Receivable (See note 4.1.5):

	December 31, 2020
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	150,972	Ps.	—	Ps.	—	Ps.	150,972
Gas		527,230		144,339		91,907		763,476
Energy		75,350		6,840		84,593		166,783
Other accounts receivable		212,193		—		—		212,193
Total segmentation	Ps.	965,745	Ps.	151,179	Ps.	176,500	Ps.	1,293,424

	December 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	99,852	Ps.	—	Ps.	—	Ps.	99,852
Gas		459,012		128,455		46,166		633,633
Energy		62,662		4,019		67,337		134,018
Other accounts receivable		209,469		—		—		209,469
Total segmentation	Ps.	830,995	Ps.	132,474	Ps.	113,503	Ps.	1,076,972

Evaluated using simplified approach

Grupo Aval uses a probability matrix to measure the ECL for other receivables from individual customers, which have small balances.

The weighted-average loss rate is calculated using a “rolling rate” method based on the probability that a receivable will progress through successive stages of default until write off. The rolling rate is calculated for exposures in different segments and separately in accordance with the following common features of credit risk.

The following table provides information about the exposure to credit risk and ECLs for trade receivables and contract assets from individual customers as of December 31, 2020 and 2019.

	Weighted-	Gross
	average loss	carrying		Loss		Credit-
December 31, 2020	rate	amount		allowance		impaired
0–30 days past due	0.60%		2,773,642		16,570	—
31–60 days past due	0.56%		637,251		3,587	—
61–90 days past due	24.19%		43,874		10,611	—
More than 90 days past due	63.35%		394,173		249,700	394,173
		Ps.	3,848,940	Ps.	280,468

	Weighted-	Gross
	average loss	carrying		Loss		Credit-
December 31, 2019	rate	amount		allowance		impaired
0–30 days past due	1.05%		2,275,266		23,892	—
31–60 days past due	1.70%		810,364		13,788	—
61–90 days past due	11.05%		72,920		8,061	—
More than 90 days past due	65.50%		327,702		214,660	327,702
		Ps.	3,486,252	Ps.	260,401

The loss rates are based on the experience of real credit loss during a year and the balance of accounts receivable at the cut-off date for previously defined homogeneous segments. It takes into consideration elements such as: segmentation by type of receivable account, date of analysis, definition of loss, among others. Based on the characteristics of the short-term receivable accounts, these portfolios result from operations where there are no non-linear impacts, therefore, the application of macroeconomic scenarios is not considered.

f)Derivative instruments

The details of credit rating determined by independent credit rating agents of counterparties in trading derivative and hedge derivatives are as follows.

Credit worthiness at Fair Value	December 31, 2020		December 31, 2019
Investment grade	Ps.	972,729	Ps.	734,959
Speculative		9,274		21,037
Without grade or not available		308,141		328,036
Total	Ps.	1,290,144	Ps.	1,084,032

The following table shows an analysis of counterparty credit exposures that arise from derivative transactions. Transactions derived from Grupo Aval are generally fully guaranteed with cash:

Trading derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2020
Derivative assets	Ps.	33,810,221	Ps.	1,133,924	Ps.	2,919,623	Ps.	—
Derivative liabilities		36,465,423		1,452,574		5,225,408		1,165
2019
Derivative assets	Ps.	38,957,370	Ps.	917,434	Ps.	4,720,381	Ps.	—
Derivative liabilities		40,549,648		962,438		5,315,421		52

Hedging derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2020
Derivative assets	Ps.	3,732,435	Ps.	156,220	Ps.	1,577,234	Ps.	—
Derivative liabilities		1,326,995		56,627		387,873		—
2019
Derivative assets	Ps.	7,322,445	Ps.	166,598	Ps.	3,252,561	Ps.	—
Derivative liabilities		6,211,399		94,298		3,318,104		—

Derivative transactions of Grupo Aval are collateralized by cash of Ps.429,544 as of December 31, 2020, and of Ps. (38,618) as of December 31, 2019, see note 4.1.10 “Offset of financial assets and financial liabilities”.

g)Cash and cash equivalents

Grupo Aval held cash and cash equivalents of Ps. 34,025,535 as of December 31, 2020 (2019: Ps. 30,117,236). The cash and cash equivalents are held in central banks and financial institution counterparties. The following table shows an analysis of counterparty credit exposures:

	December 31, 2020		December 31, 2019
Investment grade	Ps.	16,273,954	Ps.	15,110,595
Central bank		3,943,832		4,755,515
Financial entities		12,328,559		10,353,061
Others		1,563		2,019
Speculative grade		11,319,651		7,904,760
Central bank		9,900,155		7,714,111
Financial entities		1,419,496		190,649
Without grade or not available		93,920		449,336
Financial entities		93,920		333,864
Others		—		115,472
Cash and cash equivalent with third parties	Ps.	27,687,525	Ps.	23,464,691
Cash held by entity (**)		6,338,010		6,652,545
Total	Ps.	34,025,535	Ps.	30,117,236

(**)   Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

4.1.4          Mitigation of Credit Risk, Collateral and Other Credit Risk Enhancements

The exposure to credit risk for each of Grupo Aval´s financial subsidiaries is reduced by collateral and other credit enhancements. The existence of collateral security or guarantees can be a requirement but not a determinant one for the approval of a credit. Credit risk policies of Grupo Aval require an evaluation of the debtor’s payment capacity based on the debtor´s ability to generate the resources needed for the timely and complete payment of its obligations.

Credit risk management includes the following activities:

•

Analysis of credit risk: For commercial lending, tools are used for the individual evaluation of credits based on payment capacity supported on cash generation, credit rating models with inputs from historical and projected financial condition, and on the payment history of the debtor with the financial sector. For consumer lending (including mortgages and auto financing), scoring models are based on socio-demographic variables and payment history.

•

Evaluation of collateral security / guarantees with appropriate debt coverage in accordance with the credit policies of each financial subsidiary. Collateral security includes mortgages on real estate, pledge on assets, cash deposits and investments.

•	Evaluation of the liquidity of the collateral security / guarantees received.

On-site appraisals were carried out when possible, both in Colombia and in Central America taking care of biosecurity measures, with limitations and restrictions on mobility due to COVID-19 pandemic.

The methods used for the evaluation of collateral security / guarantees are aligned with the market practices and include the use of independent real estate appraisers or the market value of securities. All collateral security / guarantees must be legally evaluated and drafted following the parameters of applicable legal regulations.

Residential mortgage lending

The following tables classify credit exposures for mortgage loans and advances to retail customers by ranges of loan-to-value (LTV) ratio. LTV is calculated as the ratio of the gross amount of the loan – or the amount of the loan commitments – to the value of the collateral. The value of the collateral for residential mortgage loans is based on the collateral value at origination updated based on changes in house price indices. For credit-impaired loans the value of collateral is based on the most recent appraisals.

	December 31, 2020		December 31, 2019
LTV ratio
Less than 50%	Ps.	7,995,750	Ps.	7,030,135
51 – 70%		8,341,911		7,050,550
71 – 90%		6,675,478		5,189,800
91 – 100%		1,251,401		731,266
More than 100%		294,231		219,932
Total	Ps.	24,558,771	Ps.	20,221,683

Credit-impaired mortgage loans

	December 31, 2020		December 31, 2019
LTV ratio
Less than 50%	Ps.	192,426	Ps.	136,197
51 – 70%		254,087		197,183
More than 70%		356,504		264,997
Total	Ps.	803,017	Ps.	598,377

As of December 31, 2020, and 2019, the following chart shows the detail of the credit portfolio per type of guarantees received.

									Interbank and
December 31, 2020	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	50,133,716	Ps.	56,603,996	Ps.	5,906	Ps.	242,727	Ps.	571,851	Ps.	107,558,196
Loans secured by other banks		237,028		2,640		—		—		—		239,668
Collateralized credits:
Mortgages		535,414		90,342		22,719,588		1,701		—		23,347,045
Other real estate		25,261,669		1,541,786		5,486		357		—		26,809,298
Investments in equity instruments		309,014		—		—		—		—		309,014
Deposits in cash or cash equivalents		1,357,417		213,473		—		—		33,276		1,604,166
Leased machineries and vehicles		8,475,723		338,388		1,755,468		—		—		10,569,579
Fiduciary agreements, standby letters and guarantee funds		12,103,331		32,609		72,217		118,032		—		12,326,189
Pledged income		4,212,031		—		—		—		—		4,212,031
Pledges		4,937,867		6,942,093		55		369		—		11,880,384
Other assets		3,423,728		70,130		51		9,135		4,088,551		7,591,595
Total gross loan portfolio	Ps.	110,986,938	Ps.	65,835,457	Ps.	24,558,771	Ps.	372,321	Ps.	4,693,678	Ps.	206,447,165

									Interbank and
December 31, 2019	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	49,724,716	Ps.	52,235,716	Ps.	7,268	Ps.	291,480	Ps.	595,766	Ps.	102,854,946
Loans secured by other banks		321,672		6,082		—		—		—		327,754
Collateralized credits:
Mortgages		722,714		80,308		18,588,338		2,335		—		19,393,695
Other real estate		16,856,103		1,430,781		3,546		422		—		18,290,852
Investments in equity instruments		262,663		1,180		—		—		—		263,843
Deposits in cash or cash equivalents		1,044,737		154,016		—		—		207,147		1,405,900
Leased machineries and vehicles		8,251,139		252,068		1,548,569		—		—		10,051,776
Fiduciary agreements, standby letters and guarantee funds		10,186,758		42,865		72,711		92,874		—		10,395,208
Pledged income		4,261,507		703		—		—		—		4,262,210
Pledges		4,542,060		5,584,672		976		565		—		10,128,273
Other assets		2,762,630		52,060		275		22,644		1,916,048		4,753,657
Total gross loan portfolio	Ps.	98,936,699	Ps.	59,840,451	Ps.	20,221,683	Ps.	410,320	Ps.	2,718,961	Ps.	182,128,114

(*) See section 4.1.1.A Loan portfolio disclosure changes

As of December 31, 2020, and 2019, the following chart sets out the carrying amount and the value of identifiable collateral (mainly commercial property) for commercial loans held by Grupo Aval at a consolidated level:

	December 31, 2020				December 31, 2019
	Carrying Amount		Collateral		Carrying Amount		Collateral
Stages 1 and 2	Ps.	26,518,457	Ps.	24,473,502	Ps.	20,203,110	Ps.	19,372,921
Stage 3		2,516,373		2,397,219		1,659,725		1,543,378
	Ps.	29,034,830	Ps.	26,870,721	Ps.	21,862,835	Ps.	20,916,299

4.1.5          Amounts arising from Expected Credit Loss (ECL)

Definition of Default

Grupo Aval considers a financial asset to be in default when:

•	The borrower is unlikely to pay its credit obligations to Grupo Aval in full. Without prejudice, Grupo Aval takes actions such as realizing collateral (if any is held);
•

The borrower is more than 90 days past due on any material credit obligation other than mortgages to Grupo Aval. Overdrafts are considered past due once the customer has breached the allowed tenor or been advised of the reduction of the limit;

•	For mortgages, when the borrower is more than 180 days past due in Colombia, and 90 days past due in Central America;
•	The borrower has filed for bankruptcy proceedings, or
•	In the case of fixed income financial securities, the following concepts among others apply:
-	External rating of the issuer or instrument in rating D under Standard & Poor’s and Fitch Ratings scale or rating C under Moody’s scale;
-	Contractual payments are not made on the due date;
-	There is a very high probability of suspension of payments;
-	The issuer likely to go bankrupt or file for bankruptcy or similar action; or
-	The financial asset no longer has an active market given its financial difficulties.

In assessing whether a borrower is in default, Grupo Aval considers indicators as follows:

•	Qualitative: e.g. breaches of non-financial covenants;
•	Quantitative: e.g. breaches of financial covenants, overdue status and non-payment of another obligation of the same issuer to Grupo Aval; and
•	Based on internally historical or developed data and obtained from external sources.

Inputs used in the assessment of whether a financial instrument is in default and their significance may vary over time to reflect changes in circumstances.

Inputs, assumptions and techniques used to estimate expected credit loss allowance

Credit risk models measures the exposure for individual counterparties, based on the following parameters: Probability of default (PD), loss given default (LGD) and exposure at default (EAD). For a specific credit facility (Loans, debt securities, other liquid financial assets, other accounts receivable, loan commitments and financial guarantee contracts) the product of these three parameters results in the expected credit loss. See accounting policy in Note 2 (2.5 ix).

Measurement of ECL

The measurement of expected credit losses is a calculation that involves an important number of interrelated inputs and assumptions, such as the financial asset’s probability of default, loss given default and exposure at default, which are modelled based on macroeconomic variables. Further the economic disruption caused by COVID-19 made that the determination of the ECL required the application of expert credit judgment that involved the current situation.

As mentioned above, the key inputs for the measurement of ECLs are usually the following variables:

•	Probability of default (PD);
•	Loss given default (LGD); and
•	Exposure at default (EAD).

The estimation of these parameters depends on the credit facility. Loans and receivables methodology uses information derived from internally developed statistical models, comprising both quantitative and qualitative factors, and other historical data. On the other hand, debt securities methodology incorporates relevant external market information or international credit ratings.

PD is the probability that the counterpart defaults in its payment obligations of capital and/or interest. Credit risk grades are the primary input in the determination of the term structure of PD for exposures. Grupo Aval collects performance and default information about its credit risk exposures analyzed by jurisdiction or region, by type of product and borrower, and by credit risk grade. For some portfolios, information purchased from external credit reference agencies may also be used.

Grupo Aval employs statistical models to analyze the data collected and generates estimates of the remaining lifetime PD of exposures and how these are expected to change as a result of the passage of time.

LGD is an estimate of the loss arising on default, is the percentage of exposure that the entity ultimately expects to lose in the event of a default in a financial instrument.

Grupo Aval estimates LGD parameters based on the history of recovery rates of claims against defaulted counterparties. The LGD models considers the structure, collateral, seniority of the claim, counterparty industry and recovery costs of any collateral that is integral to the financial asset. For loans secured/ guaranteed by real estate, loan-to-value (LTV) ratios will be a key parameter in determining LGD. Estimates are calibrated for different economic scenarios and, for real estate lending, to reflect possible changes in property prices.

The EAD represents the expected exposure in the event of default. Grupo Aval derives the EAD from the current exposure to the counterparty and potential changes to the current amount allowed under the contract, including amortization and prepayments. The EAD of a financial asset is the gross carrying amount at default. For lending commitments and financial guarantees, the EAD considers the amount drawn, as well as potential future amounts that may be drawn or repaid under the contract, which are estimated based on historical observations and forward-looking forecasts.

Subject to using the Lifetime PD for financial assets for which credit risk has significantly increased, Grupo Aval measures ECLs considering the risk of default over the maximum contractual period (including any borrower’s extension options) over which there is exposure to credit risk, even if for risk management purposes, Grupo Aval considers a longer period. The maximum contractual period extends to the date at which Grupo Aval has the right to require repayment of an advance or terminate a loan commitment or guarantee.

For retail overdrafts, credit cards, and certain corporate revolving facilities that include both a loan and an undrawn commitment component, Grupo Aval measures ECLs over a period longer than the maximum contractual period if Grupo Aval’s contractual ability to demand repayment and cancel the undrawn commitment does not limit Grupo Aval’s exposure to credit losses to the contractual notice period. These facilities do not have a fixed term or repayment structure and are managed on a collective basis. Grupo Aval can cancel them with immediate effect, but the contractual right is not enforced in the normal day-to-day management, but rather when Grupo Aval becomes aware of an increase in credit risk of a particular facility. This period is estimated considering the credit risk management actions that Grupo Aval expects to mitigate ECLs. These include a reduction in the limits and the cancellation of the credit.

Where modelling of a parameter is carried out on a collective basis, the financial instruments are grouped based on shared risk characteristics that include:

•	Instrument type;
•	Credit risk ratings;
•	Collateral type;
•	Date of initial recognition;
•	Remaining term to maturity; and
•	Industry.

The groups are subject to regular review to ensure that exposures within a particular group remain appropriately homogeneous.

Credit Risk Model: Loans and receivables

I.          Transitions between stages

Significant Increase in Credit Risk

When determining whether the credit risk (i.e. risk of default) of a financial instrument has increased significantly since initial recognition, Grupo Aval considers reasonable and supportable information that is relevant and available without undue cost or effort, including both quantitative and qualitative information and analysis based on Grupo Aval’s historical experience, expert credit assessment and forward-looking information.

The following criteria are used to determine if a significant increase in credit risk has occurred:

•	Comparison of the remaining lifetime probability of default (PD) at the reporting date with the lifetime PD at initial recognition of the exposure.
•	Quantitative aspects such as credits with 30 days past due.
•	Qualitative criteria from analysts is also considered based on expert and supportable information.

The criteria for determining whether credit risk has increased significantly will vary by portfolio and will include a backstop based on delinquency.

Grupo Aval will monitor the effectiveness of the criteria used in identifying significant increases in credit risk through regular reviews to confirm that:

•	The criteria are useful in identifying significant increases in credit risk before an exposure is in default;
•	The criteria aligns with the point in time when an asset becomes over 30 days past due;
•	The average time between the identification of a significant increase in credit risk and default appears reasonable;
•	Exposures are not generally transferred directly from 12‑month ECL measurement to credit-impaired; and
•	There is unwarranted volatility in loss allowance from transfers between 12‑month ECL and lifetime ECL measurements.

II.          PD – Probability of Default

Term structure of PD

Credit risk grades are the primary input in the determination of the term structure of PD for exposures. Grupo Aval collects performance and default information about its credit risk exposures analyzed by jurisdiction or region, by type of product and borrower, and by credit risk grade. For some portfolios, information purchased from external credit reference agencies may also be used.

Grupo Aval employs statistical models to analyze the data collected and generates estimates of the remaining lifetime PD of exposures and how these are expected to change as a result of the passage of time.

This analysis includes the identification and calibration of the relation between changes in default rates and changes in key macro-economic factors, as well as an in-depth analysis of the impact of certain other factors on the risk of default. For exposures to specific industries and/or regions, the analysis may extend to relevant commodity and/ or real estate prices.

For stage 1 the PD estimates the probability that the credit will default in the next 12 months, while the PD in stage 2 is the result of the probabilities for the remaining life of the credit. The probability in Stage 3 is defined as 100%.

Grupo Aval’s approach to incorporating forward-looking information into this assessment is discussed below.

Forward-Looking Information

Grupo Aval incorporates forward-looking information into both its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECLs. Grupo Aval formulates a ‘base case’ view of the future direction of relevant economic variables and a representative range of other possible forecast scenarios based on forecasts provided by economic experts and considering a forecast of multiple variables. This process involves developing two or more additional economic scenarios and considering the relative probabilities of each outcome.

The B scenario represents a most-likely outcome. It is aligned with information used by Grupo Aval for other purposes, such as budgeting. The other scenarios represent more optimistic and more pessimistic outcomes.

Grupo Aval has identified and documented key drivers of credit risk and credit losses for each portfolio of financial instruments and, using an analysis of historical data, has estimated relationships between macro-economic variables and credit risk and credit losses.

Changes in economic conditions will be monitored by Grupo Aval´s Entities and subsidiaries to be incorporated into the macroeconomic parameters used to prepare stress scenarios and financial projections. Forward looking information was adjusted, recognizing macroeconomic impacts based on the available information about past events, current conditions and forecasts of economic conditions, considering the impact generated by COVID-19.

For more information, see Note 1.1 Other events COVID-19 impact.

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for Colombia.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	2.26%	2.69%	3.08%	2.46%	3.38%	4.07%
Real interest rate	1.75%	2.25%	2.75%	3.50%	4.25%	5.25%
GDP Growth	3.89%	4.86%	5.85%	2.17%	3.22%	4.19%
Used home prices	(2.10%)	0.96%	3.27%	(2.33%)	1.42%	5.53%
Unemployment rate	16.31%	14.43%	12.90%	11.12%	10.22%	9.30%

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for Guatemala.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	5.31%	3.28%	2.52%	3.72%	3.53%	3.26%
Nominal interest rate	0.04%	(0.27%)	(0.50%)	0.26%	(0.03%)	(0.30%)
GDP Growth	1.67%	4.20%	5.84%	2.15%	3.19%	3.71%
Devaluation	1.16%	(0.25%)	(1.79%)	1.54%	(0.46%)	(0.95%)

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for Honduras.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	3.34%	3.57%	2.54%	5.07%	4.61%	3.34%
Nominal interest rate	0.20%	(0.21%)	(0.50%)	(0.30%)	(1.45%)	(3.25%)
GDP Growth	2.03%	3.94%	4.71%	1.98%	2.95%	4.04%
Devaluation	1.91%	0.92%	(0.55%)	4.50%	3.34%	0.72%

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for El Salvador. It is important to mention that it is a dollarized economy, so devaluation does not apply to it.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	1.22%	0.23%	(0.23%)	2.11%	0.97%	0.00%
Nominal interest rate	1.10%	0.40%	(0.08%)	0.34%	0.03%	(0.07%)
GDP Growth	1.96%	3.60%	4.69%	1.84%	2.40%	2.80%

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for Nicaragua. It is important to mention that it is a dollarized economy, so devaluation does not apply to it.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	3.67%	2.78%	2.49%	8.92%	6.58%	3.34%
Nominal interest rate	1.05%	0.11%	(1.38%)	4.93%	1.70%	(0.99%)
GDP Growth	(2.28%)	0.14%	2.12%	(5.61%)	(3.08%)	(1.26%)

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for Costa Rica.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	2.22%	0.98%	0.75%	4.04%	1.91%	1.76%
Nominal interest rate	2.28%	1.82%	(0.01%)	(0.99%)	(1.58%)	(1.81%)
GDP Growth	0.93%	2.98%	4.27%	1.76%	2.59%	3.03%
Devaluation	5.22%	3.67%	2.19%	3.39%	0.22%	(1.07%)

The economic scenarios used as of  December 31, 2020 and 2019 (one year projections) include the following expected scenarios of key indicators (among others) for Panamá. It is important to mention that it is a dollarized economy, so devaluation does not apply to it.

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	1.89%	0.23%	(0.29%)	1.71%	0.77%	0.54%
Nominal interest rate	0.21%	0.02%	(0.13%)	0.56%	0.08%	(0.35%)
GDP Growth	2.37%	4.04%	6.34%	2.97%	3.83%	4.89%

The scenario probability weightings applied as of December 31, 2020 and 2019 in measuring ECL are as follows.

Colombia

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	23%	55%	22%	23%	60%	17%

Guatemala

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	10%	65%	25%	10%	70%	20%

Honduras

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	65%	20%	10%	65%	25%

El Salvador

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	20%	65%	15%	15%	70%	15%

Nicaragua

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	20%	65%	15%	15%	70%	15%

Costa Rica

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	35%	60%	5%	20%	60%	20%

Panamá

	2020			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	30%	60%	10%	15%	60%	25%

The table below shows the loss allowance on loans assuming each forward-looking scenario (e.g. scenario A, B and C) were weighted 100% instead of applying scenario probability weights across the three scenarios.

		December 31, 2020					December 31, 2019
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Gross Exposure
Commercial	Ps.	110,986,938	Ps.	110,986,938	Ps.	110,986,938	Ps.	98,936,699	Ps.	98,936,699	Ps.	98,936,699
Consumer		65,835,457		65,835,457		65,835,457		59,840,451		59,840,451		59,840,451
Mortgages		24,558,771		24,558,771		24,558,771		20,221,683		20,221,683		20,221,683
Microcredit		372,321		372,321		372,321		410,320		410,320		410,320
Interbank and overnight founds		4,693,678		4,693,678		4,693,678		2,718,961		2,718,961		2,718,961
Total gross exposure	Ps.	206,447,165	Ps.	206,447,165	Ps.	206,447,165	Ps.	182,128,114	Ps.	182,128,114	Ps.	182,128,114

Loss Allowance
Commercial	Ps.	5,247,205	Ps.	5,270,163	Ps.	5,321,111	Ps.	4,132,915	Ps.	4,185,268	Ps.	4,268,397
Consumer		4,884,759		4,958,046		5,072,691		3,497,424		3,540,681		3,593,770
Mortgages		519,443		552,532		584,010		340,913		346,420		356,836
Microcredit		126,561		123,609		122,413		88,461		89,720		91,071
Interbank and overnight founds		3,251		3,345		3,460		986		986		986
Total Loss Allowance	Ps.	10,781,219	Ps.	10,907,695	Ps.	11,103,685	Ps.	8,060,699	Ps.	8,163,075	Ps.	8,311,060

Proportion of Assets in Stage 2
Commercial		8.6%		8.8%		9.0%		4.2%		4.3%		4.3%
Consumer		17.9%		18.1%		18.7%		9.0%		9.2%		9.4%
Mortgages		20.2%		20.6%		21.2%		7.4%		7.9%		8.3%
Microcredit		8.2%		8.2%		8.2%		6.8%		6.8%		6.8%
Interbank and overnight founds		-%		-%		-%		-%		-%		-%

(*) See section 4.1.1.A Loan portfolio disclosure changes

Credit Risk Rating

Grupo Aval allocates each exposure to a credit risk grade based on a variety of data intended to be predictive of the probability of default and applying experienced credit judgment. Grupo Aval uses these grades with the purpose identifying significant increases in credit risk. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. These factors may vary depending on the nature of the exposure and the type of borrower.

Each exposure is allocated to a credit risk grade at initial recognition based on available information about the borrower. Exposures are subject to ongoing monitoring, which may result in an exposure being moved to a different credit risk grade. The monitoring typically involves using of the following data:

Commercial	Consumer	Mortgage	Microcredit
-Information from the audited financial statements obtained during periodic reviews.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.
-Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.
-Information collected internally about the behavior of customers.
-Information of the different sectors.

III.          LGD – Loss Given Default

LGD is a measure of the likely loss in the event of a default. To estimate LGD, Grupo Aval uses information of the collateral security / guarantee which covers each individual credit, when available. In any case, Grupo Aval uses historical and forward-looking information (the same information described above in II. PD – Probability of Default - Forward-Looking Information) to estimate the expected potential recovery in case of a default. The LGD is estimated in groups by type of credit, collateral security / guarantee or maturity.

IV.          EAD – Exposure at Default

EAD represents the expected exposure from a counterparty at the time of a possible default. For stage 2 Grupo Aval incorporates in the analysis of the exposure at default the probability of payments and increase in exposure during the lifetime of the credit.

These probabilities are estimated using the historical information collected by the financial subsidiaries and are grouped by type of product. The probabilities are constantly reviewed in order to accurately estimate them and calibrate them.

Credit Risk Model: Debt securities

This model estimates the impairment of credit risk in debt securities. In general, at the moment of inception, all financial assets originate ECLs for the next 12 months. If credit risk increases significantly and there is enough objective evidence of increase of probability of default, then the reserve is adjusted for the remaining life of the financial asset.

I.          Transition between stages

A financial asset is classified as a low credit risk asset if the issuer is related to an investment grade credit rating.

Financial assets different than low credit risk must be evaluated individually. The first step in the methodology consist in evaluating a significant increase in credit risk by comparing the current status against the status at initial recognition of the security.

External elements related to a significant increase in credit risk are detailed below:

•	Negative changes in external credit ratings.
•	Changes in external market variables such as credit spreads, prices of issuer’s CDS and other prices of debt instruments and equities.
•	Changes in business, economic, financial, regulatory or technological environment which can affect the payment capacity of the issuer.
•	Changes in operational results that can compromise the payment capacity of the issuer.

If the financial asset loses its low credit risk condition or if changes in external environment results in a review of the condition, then this probably shows a significant increase in credit risk. Consequently, the financial asset will be analyzed to determine if there is a significant increase of credit risk (stage 2) or if the asset should be classified as stage 3.

Objective evidence of impairment is the second step in making changes between stages. It is concluded that there is objective evidence of impairment if one the following situations is met:

•	The external credit rating of the issuer, issuer or counterparty is reduced to D on the Standard & Poor´s and Fitch Ratings scale or up to C on the Moody´s scale.
•	Contractual payments are not made on the established dates, terms or grace periods.
•	There is a virtual certainty of suspension of payments.
•	There is a probability that the issuer or counterparty will go into a bankruptcy process.
•	Due to financial difficulties there is no market for financial assets.

II.          PD – Probability of default

PD depends of the external credit rating of the issuance, issuer or counterparty. Credit rating information is published by international credit rating corporations, such as Standard & Poor’s, Moody’s and Fitch Ratings, or national credit rating corporations, such as Fitch Ratings Colombia S.A. or BRC. In any case, international ratings have priority over national ratings.

Credit ratings from S&P have priority over the other rating corporations. If the issuance, issuer or counterparty is not rated by S&P, credit ratings from Moody’s or Fitch Ratings can be used but they must be translated to the S&P rating scale. The order of priority in credit rating corporations is as follows: S&P in first place, Moody’s in second place and Fitch Ratings in the third one. The reason for choosing this hierarchy is to avoid discretion at the time of assigning a rating. National credit ratings can be used only if international credit ratings are not available, and the translation condition to the S&P rating scale must be followed as well.

For financial assets classified as stage 1, PD correspond to the probability of default for the next 12 months established in accordance to “Cumulative Default Rates by Rating Modifiers” for both sovereign and corporate issuers, expressed at an annual basis.  If the remaining life of the assets is less than 12 months, the resulting PD will correspond to the weighted 12 months-PD with the remaining life of the financial asset.

For financial assets classified as stage 2, lifetime PD must be used and computed using the “Cumulative Default Rates by Rating Modifiers” for both sovereign and corporate issuers, expressed at an annual basis and according to the term of each flow.

For financial assets classified as stage 3, lifetime PD will equal 100% for any issuance, issuer or counterparty.

PD value tables are available in S&P Global Ratings: “2019 Annual Sovereign Default Study and Rating Transitions” and “2019 Annual Global Corporate Default Study and Rating Transitions Study”.

Forward-Looking Information

Grupo Aval incorporates forward-looking information into its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECL. This information will directly affect the PD and the stage classification.

When rating the sovereign and corporate issuers, credit ratings agencies incorporate prospective information, as well as forecasting of macroeconomic variables and the influence of these factors over the business conditions. Grupo Aval’s methodology includes external credit ratings which, under the previous argument, have already considered prospective information.

Furthermore, credit ratings are also subject to rating outlooks which can modify the current credit ratings. Details are provided below. Rating outlooks are published by credit rating corporations and reflect the perspective of the potential long-term credit rating over the next 6 to 24 months.

•	If the Rating Outlook is categorized as “STABLE”, no adjustments in credit ratings are needed.
•

If the Rating Outlook is “POSITIVE”, PD will be adjusted as the average between the current PD and the applicable PD in the case credit rating improves one notch. However, this would only take place if the resulting PD is lower than the current PD.

•

If the Rating Outlook is “NEGATIVE”, PD will be adjusted as the average between the current PD and the applicable PD in the case credit rating deteriorates one notch. However, this would only take place if the resulting PD is higher than the current PD.

III.          LGD – Loss given default

LGD is a measure of the potential loss if a default scenario occurs. To establish the LGD, Grupo Aval’s methodology uses information published by Moody’s credit rating corporation. LGD is based on relevant external default data, such as the historical recovery rates, which is defined as the complement of LGD calculation.

Moody’s computes Recovery Rates as the ratio between market prices after 30 days of the default or the debt swap price at the closing date, and the market price of the issuance at the beginning of the default. In the case of unavailable market prices, recovery rates will be the resulting ratio between present value of expected cash flows of the new instruments received with the debt swap and the present value of the initial instruments.

As a result of the above, for 2020 Grupo Aval’s methodology assigns the following weights for recovery rates: 52% for Sovereigns and 47% for corporates.

Further information is available and published annually by Moody’s in the “Sovereign default and recovery rates 1983‑2019” and “Annual Default Study” reports.

IV.          EAD – Exposure at default

EAD represents the amount owed from a counterparty at the time of a possible default and only for securities classified at amortized cost or FVOCI. See accounting policy in Note 2 (2.5 ix).

For stage 1 and stage 3 financial assets, EAD will correspond to the full valuation of the assets at amortized cost.

For stage 2 financial assets, EAD will consider the financial asset amortized scheme assuming no default in the previous years.

In the case that financial assets present a guarantees or security collateral, these could reduce total EAD. This is a typical case of collateralized interbank loans.

Grupo Aval uses two approaches to estimate ECL of financial assets classified as other accounts receivables.

The first one is the simplified approach where Grupo Aval uses an allowance matrix to measure the ECLs of trade receivables from individual customers, which comprise a very large number of small amounts.

Loss rates are calculated using a ‘roll rate’ method based on the probability of a receivable progressing through successive stages of delinquency to write-off. Roll rates are calculated separately for exposures in different segments based on the following common credit risk characteristics like type of product purchased.

Loss rates are based on the experience of real credit loss during a year and the balance of accounts receivable at the cut-off date for previously defined homogeneous segments. It takes into consideration elements such as: segmentation by type of receivable account, date of analysis, definition of loss, among others. Based on the characteristics of the short-term receivable accounts, these portfolios result from operations where there are no non-linear impacts, therefore, the application of macroeconomic scenarios is not considered.

The second one is the general approach, it considers the methodologies explained above for loans and debt securities. For non-financial companies in the oil and gas sector, the loans methodology is considered, while the debt securities methodology is considered for government and other government related entities.

For more information, see Note 1.1 Other events COVID-19 impact.

Loss allowance

The table below shows the loss allowance balances as of December 31, 2020 and 2019.

	December 31, 2020
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	656,830	Ps.	805,097	Ps.	3,818,479	Ps.	—	Ps.	5,280,406
Loan consumer portfolio		1,013,071		1,948,030		1,977,870		—		4,938,971
Loan mortgage portfolio		72,294		225,889		262,721		—		560,904
Loan microcredit portfolio		17,089		60,040		46,910		—		124,039
Loan interbank and overnight founds portfolio		792		—		59		—		851
Total loan portfolio	Ps.	1,760,076	Ps.	3,039,056	Ps.	6,106,039	Ps.	—	Ps.	10,905,171
Investments in debt securities at amortized cost		7,188		7		—		—		7,195
Other accounts receivable		18,136		13,548		107,471		203,902		343,057
Total loss allowance financial assets at amortized cost	Ps.	1,785,400	Ps.	3,052,611	Ps.	6,213,510	Ps.	203,902	Ps.	11,255,423

Investments in debt securities at FVOCI		96,307		179		—		—		96,486
Loan commitments and financial guarantee contracts		57,226		8,679		1,488		—		67,393
Total loss allowance	Ps.	1,938,933	Ps.	3,061,469	Ps.	6,214,998	Ps.	203,902	Ps.	11,419,302

	December 31, 2019
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	692,037	Ps.	213,103	Ps.	3,283,248	Ps.	—	Ps.	4,188,388
Loan consumer portfolio		1,077,840		853,414		1,623,786		—		3,555,040
Loan mortgage portfolio		58,386		80,296		212,876		—		351,558
Loan microcredit portfolio		24,794		11,919		53,112		—		89,825
Loan interbank and overnight founds portfolio		81		—		905		—		986
Total loan portfolio	Ps.	1,853,138	Ps.	1,158,732	Ps.	5,173,927	Ps.	—	Ps.	8,185,797
Investments in debt securities at amortized cost		737		—		—		—		737
Other accounts receivable		13,353		13,006		86,797		173,307		286,463
Total loss allowance financial assets at amortized cost	Ps.	1,867,228	Ps.	1,171,738	Ps.	5,260,724	Ps.	173,307	Ps.	8,472,997

Investments in debt securities at FVOCI		34,080		—		—		—		34,080
Loan commitments and financial guarantee contracts		45,509		2,945		1,508		—		49,962
Total loss allowance	Ps.	1,946,817	Ps.	1,174,683	Ps.	5,262,232	Ps.	173,307	Ps.	8,557,039

(*) See section 4.1.1.A Loan portfolio disclosure changes

Loss allowance as of December 31,2020 increased in Ps. 2.862.263 mainly due to the impact of the COVID-19 pandemic in the commercial, consumer, mortgage and microcredit segments. See Note 1.1 Other events COVID-19 impact.

The table below shows for loans stage 3 individually assessed for ECL the gross amount and loss allowance balances as of December 31, 2020 and 2019.

	December 31, 2020
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	193,605	Ps.	170,588	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	193,605	Ps.	170,588	Ps.	—

With recognized provision
Commercial	Ps.	6,771,799	Ps.	1,202,068	Ps.	2,810,985
Consumer		14,840		4,433		5,697
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	6,786,639	Ps.	1,206,501	Ps.	2,816,682
Totals
Commercial		6,965,404		1,372,656		2,810,985
Consumer		14,840		4,433		5,697
Repos, interbank loans portfolio		—		—		—
Total	Ps.	6,980,244	Ps.	1,377,089	Ps.	2,816,682

	December 31, 2019
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	104,435	Ps.	47,703	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	104,435	Ps.	47,703	Ps.	—

With recognized provision
Commercial	Ps.	5,459,723	Ps.	771,871	Ps.	2,435,346
Consumer		3,177		832		2,238
Repos, interbank loans portfolio		338,601		—		26
Subtotal	Ps.	5,801,501	Ps.	772,703	Ps.	2,437,610
Totals
Commercial		5,564,158		819,574		2,435,346
Consumer		3,177		832		2,238
Repos, interbank loans portfolio		338,601		—		26
Total	Ps.	5,905,936	Ps.	820,406	Ps.	2,437,610

(*) See section 4.1.1.A Loan portfolio disclosure changes

The difference between the value of the loan and the guarantees disclosed on the table above corresponds to unsecured loans valued with the discounted cash flow method. When using this method, it is implied that it is possible for the customer to make future payments.

The loss allowance recognized in the period is impacted by a variety of factors, as described below:

•

Transfers between Stage 1 and Stages 2 or 3 due to financial instruments experiencing significant increases (or decreases) in credit risk or becoming credit-impaired in the period, and the consequent "step up" (or "step down") between 12‑month and lifetime ECL;

•	Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments de-recognized in the period;
•	Impact of the measurement of ECL due to changes made to models and assumptions;
•	Discount unwind within ECL due to the passage of time, as ECL is measured on a present value basis;
•	Foreign exchange retranslations for asset denominated in foreign currencies and other movements; and
•	Financial assets derecognized during the period and write-offs of allowances related to assets than were written off during the period.

For more information, see Note 1.1 Other events COVID-19 impact.

The following tables show the reconciliations from the opening to the closing balance of the loss allowance by class of financial instrument.

Total Loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018 (2)	Ps.	1,824,874	Ps.	1,197,046	Ps.	5,174,267	Ps.	8,196,187
Transfers:
Transfer from stage 1 to stage 2		(231,472)		231,472		—		—
Transfer from stage 1 to stage 3		(132,800)		—		132,800		—
Transfer from stage 2 to stage 3		—		(567,849)		567,849		—
Transfer from stage 3 to stage 2		—		104,502		(104,502)		—
Transfer from stage 2 to stage 1		323,445		(323,445)		—		—
Transfer from stage 3 to stage 1		114,968		—		(114,968)		—
Net remeasurement of loss allowance (5)		(352,578)		632,102		3,696,083		3,975,607
New financial assets originated or purchased		659,037		119,690		203,482		982,209
Financial assets that have been derecognized		(366,590)		(241,128)		(177,357)		(785,075)
Unwind of discount (1)		280		2,155		502,002		504,437
FX and other movements		52,724		49,148		(72,493)		29,379
Write-offs		(38,750)		(44,961)		(4,633,236)		(4,716,947)
Loss allowance as of December 31, 2019 (2)	Ps.	1,853,138	Ps.	1,158,732	Ps.	5,173,927	Ps.	8,185,797
Transfers:
Transfer from stage 1 to stage 2		(747,230)		747,230		—		—
Transfer from stage 1 to stage 3		(86,240)		—		86,240		—
Transfer from stage 2 to stage 3		—		(1,121,369)		1,121,369		—
Transfer from stage 3 to stage 2		—		282,952		(282,952)		—
Transfer from stage 2 to stage 1		760,572		(760,572)		—		—
Transfer from stage 3 to stage 1		101,001		—		(101,001)		—
Net remeasurement of loss allowance (4)		163,470		2,134,128		3,330,703		5,628,301
New financial assets originated or purchased		997,855		1,338,601		597,193		2,933,649
Financial assets that have been derecognized		(1,332,641)		(658,999)		(333,365)		(2,325,005)
Unwind of discount (1)		—		—		488,862		488,862
FX and other movements		56,520		(69,694)		3,723		(9,451)
Write-offs		(6,369)		(11,953)		(3,978,660)		(3,996,982)
Loss allowance as of December 31, 2020 (3)	Ps.	1,760,076	Ps.	3,039,056	Ps.	6,106,039	Ps.	10,905,171

(1) The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(2) See section 4.1.1.A Loan portfolio disclosure changes.

(3)See Note 1.1 Other events COVID-19 impact.

(4) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(203,257)	Ps.	951,565	Ps.	94,477	Ps.	842,785

(5) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	71,209	Ps.	23,388	Ps.	53,684	Ps.	148,281

The following table further explains changes in the gross carrying amount of the loan portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2018	Ps.	158,886,792	Ps.	7,721,137	Ps.	10,273,912	Ps.	176,881,841
Transfers:
Transfer from stage 1 to stage 2		(11,790,121)		11,790,121		—		—
Transfer from stage 1 to stage 3		(1,632,972)		—		1,632,972		—
Transfer from stage 2 to stage 3		—		(4,150,773)		4,150,773		—
Transfer from stage 2 to stage 1		6,281,477		(6,281,477)		—		—
Transfer from stage 3 to stage 2		—		743,373		(743,373)		—
Transfer from stage 3 to stage 1		582,523		—		(582,523)		—
New financial assets originated or purchased		122,422,192		1,039,653		3,104,714		126,566,559
Finacial assets that have been paid		(111,126,183)		(2,838,645)		(3,549,580)		(117,514,408)
Net remeasurement of amortized cost and other receivables		7,920		(534)		9,783		17,169
Write-offs		(38,750)		(44,961)		(4,633,236)		(4,716,947)
FX and other movements		613,810		78,913		201,177		893,900
Total portfolio as of December 31, 2019	Ps.	164,206,688	Ps.	8,056,807	Ps.	9,864,619	Ps.	182,128,114
Transfers:
Transfer from stage 1 to stage 2		(23,112,703)		23,112,703		—		—
Transfer from stage 1 to stage 3		(1,574,736)		—		1,574,736		—
Transfer from stage 2 to stage 3		—		(4,284,347)		4,284,347		—
Transfer from stage 2 to stage 1		5,844,035		(5,844,035)		—		—
Transfer from stage 3 to stage 2		—		686,395		(686,395)		—
Transfer from stage 3 to stage 1		296,597		—		(296,597)		—
New financial assets originated or purchased		118,071,909		8,580,252		5,293,832		131,945,993
Finacial assets that have been paid		(110,680,835)		(4,172,476)		(4,327,100)		(119,180,411)
Net remeasurement of amortized cost and other receivables		63,866		27,377		27,407		118,650
Write-offs		(6,369)		(11,953)		(3,978,660)		(3,996,982)
On business combination(1)		12,198,534		390,932		519,752		13,109,218
FX and other movements		2,182,662		46,544		93,377		2,322,583
Total portfolio as of December 31, 2020 (*)	Ps.	167,489,648	Ps.	26,588,199	Ps.	12,369,318	Ps.	206,447,165

(1)See note 35 Business combination

(*)See Note 1.1 Other events COVID-19 impact

(**) See section 4.1.1.A Loan portfolio disclosure changes.

The total loan portfolio is composed of commercial loans, consumer loans, mortgage loans, microcredit loans and interbank and overnight funds loan. The following tables show the movement in provision and gross amounts of these portfolios separately:

Commercial loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018 (2)	Ps.	751,966	Ps.	211,926	Ps.	3,393,120	Ps.	4,357,012
Transfers:
Transfer from stage 1 to stage 2		(39,555)		39,555		—		—
Transfer from stage 1 to stage 3		(32,545)		—		32,545		—
Transfer from stage 2 to stage 3		—		(95,381)		95,381		—
Transfer from stage 3 to stage 2		—		20,636		(20,636)		—
Transfer from stage 2 to stage 1		43,460		(43,460)		—		—
Transfer from stage 3 to stage 1		21,431		—		(21,431)		—
Net remeasurement of loss allowance (5)		(178,010)		85,522		1,360,537		1,268,049
New financial assets originated or purchased		332,007		25,185		134,973		492,165
Financial assets that have been derecognized		(220,837)		(40,743)		(157,064)		(418,644)
Unwind of discount (1)		280		2,136		394,476		396,892
FX and other movements		16,214		8,664		(27,709)		(2,831)
Write-offs		(2,374)		(937)		(1,900,944)		(1,904,255)
Loss allowance as of December 31, 2019 (2)	Ps.	692,037	Ps.	213,103	Ps.	3,283,248	Ps.	4,188,388
Transfers:
Transfer from stage 1 to stage 2		(106,236)		106,236		—		—
Transfer from stage 1 to stage 3		(14,417)		—		14,417		—
Transfer from stage 2 to stage 3		—		(141,882)		141,882		—
Transfer from stage 3 to stage 2		—		40,930		(40,930)		—
Transfer from stage 2 to stage 1		125,920		(125,920)		—		—
Transfer from stage 3 to stage 1		21,407		—		(21,407)		—
Net remeasurement of loss allowance (4)		(53,544)		641,800		1,682,572		2,270,828
New financial assets originated or purchased		370,537		220,038		133,197		723,772
Financial assets that have been derecognized		(386,384)		(140,133)		(255,008)		(781,525)
Unwind of discount (1)		—		—		360,126		360,126
FX and other movements		9,196		(6,329)		(6,368)		(3,501)
Write-offs		(1,686)		(2,746)		(1,473,250)		(1,477,682)
Loss allowance as of December 31, 2020 (3)	Ps.	656,830	Ps.	805,097	Ps.	3,818,479	Ps.	5,280,406

(1) The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(2) See section 4.1.1.A Loan portfolio disclosure changes.

(3)See Note 1.1 Other events COVID-19 impact.

(4) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(68,131)	Ps.	349,266	Ps.	99,022	Ps.	380,157
(5)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	57,078	Ps.	12,301	Ps.	36,166	Ps.	105,545

The following table further explains changes in the gross carrying amount of the commercial portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2018	Ps.	85,335,262	Ps.	1,931,245	Ps.	7,507,282	Ps.	94,773,789
Transfers:
Transfer from stage 1 to stage 2		(3,399,434)		3,399,434		—		—
Transfer from stage 1 to stage 3		(1,215,930)		—		1,215,930		—
Transfer from stage 2 to stage 3		—		(976,090)		976,090		—
Transfer from stage 2 to stage 1		1,094,712		(1,094,712)		—		—
Transfer from stage 3 to stage 2		—		165,806		(165,806)		—
Transfer from stage 3 to stage 1		251,317		—		(251,317)		—
New financial assets originated or purchased		71,920,832		568,237		1,500,142		73,989,211
Finacial assets that have been paid		(65,044,533)		(1,244,422)		(2,224,011)		(68,512,966)
Net remeasurement of amortized cost and other receivables		7,603		(23)		4,696		12,276
Write-offs		(2,374)		(937)		(1,821,926)		(1,825,237)
FX and other movements		389,944		18,609		91,073		499,626
Total portfolio as of December 31, 2019	Ps.	89,337,399	Ps.	2,767,147	Ps.	6,832,153	Ps.	98,936,699
Transfers:
Transfer from stage 1 to stage 2		(6,731,542)		6,731,542		—		—
Transfer from stage 1 to stage 3		(916,057)		—		916,057		—
Transfer from stage 2 to stage 3		—		(1,498,250)		1,498,250		—
Transfer from stage 2 to stage 1		1,322,740		(1,322,740)		—		—
Transfer from stage 3 to stage 2		—		144,864		(144,864)		—
Transfer from stage 3 to stage 1		87,300		—		(87,300)		—
New financial assets originated or purchased		71,146,401		4,795,773		2,779,550		78,721,724
Finacial assets that have been paid		(69,056,875)		(1,841,383)		(2,278,856)		(73,177,114)
Net remeasurement of amortized cost and other receivables		25,034		13,721		12,332		51,087
Write-offs		(1,686)		(2,746)		(1,473,250)		(1,477,682)
On business combination(1)		6,451,352		92,410		421,270		6,965,032
FX and other movements		962,070		(36,638)		41,760		967,192
Total portfolio as of December 31, 2020	Ps.	92,626,136	Ps.	9,843,700	Ps.	8,517,102	Ps.	110,986,938

(1)See note 35 Business combination

Among our largest impaired exposures, as of December 31, 2020, Taca International Airlines (Ps. 521.991) was provisioned at 45.40% and Empresa de Transporte Integrado de Bogotá (ETIB), with a combined exposure representing Ps. 228.183, was provisioned at 17.40%.  Moreover, during the third quarter of 2020 we charged-off Concesionaria Ruta del Sol that was outstanding for Ps. 823.831, the exposure was fully impaired, since there were no expectations of recovery.

Consumer loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018 (2)	Ps.	1,000,009	Ps.	891,884	Ps.	1,556,991	Ps.	3,448,884
Transfers:
Transfer from stage 1 to stage 2		(177,418)		177,418		—		—
Transfer from stage 1 to stage 3		(96,243)		—		96,243		—
Transfer from stage 2 to stage 3		—		(423,627)		423,627		—
Transfer from stage 3 to stage 2		—		73,266		(73,266)		—
Transfer from stage 2 to stage 1		248,656		(248,656)		—		—
Transfer from stage 3 to stage 1		86,614		—		(86,614)		—
Net remeasurement of loss allowance (5)		(142,986)		491,902		2,198,819		2,547,735
New financial assets originated or purchased		300,445		93,015		68,472		461,932
Financial assets that have been derecognized		(141,199)		(192,984)		(15,734)		(349,917)
Unwind of discount (1)		—		19		89,657		89,676
FX and other movements		35,705		34,982		(32,964)		37,723
Write-offs		(35,743)		(43,805)		(2,601,445)		(2,680,993)
Loss allowance as of December 31, 2019 (2)	Ps.	1,077,840	Ps.	853,414	Ps.	1,623,786	Ps.	3,555,040
Transfers:
Transfer from stage 1 to stage 2		(589,705)		589,705		—		—
Transfer from stage 1 to stage 3		(67,290)		—		67,290		—
Transfer from stage 2 to stage 3		—		(918,066)		918,066		—
Transfer from stage 3 to stage 2		—		218,402		(218,402)		—
Transfer from stage 2 to stage 1		580,707		(580,707)		—		—
Transfer from stage 3 to stage 1		54,682		—		(54,682)		—
Net remeasurement of loss allowance (4)		191,249		1,215,153		1,480,858		2,887,260
New financial assets originated or purchased		604,215		1,105,837		450,434		2,160,486
Financial assets that have been derecognized		(877,441)		(472,211)		(40,271)		(1,389,923)
Unwind of discount (1)		—		—		107,099		107,099
FX and other movements		42,967		(54,704)		12,913		1,176
Write-offs		(4,153)		(8,793)		(2,369,221)		(2,382,167)
Loss allowance as of December 31, 2020 (3)	Ps.	1,013,071	Ps.	1,948,030	Ps.	1,977,870	Ps.	4,938,971
(1) The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(2) See section 4.1.1.A Loan portfolio disclosure changes.

(3)See Note 1.1 Other events COVID-19 impact.

(4) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(135,158)	Ps.	500,012	Ps.	(8,650)	Ps.	356,204

(5)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	9,044	Ps.	4,268	Ps.	(2,890)	Ps.	10,422

The following table further explains changes in the gross carrying amount of the consumer portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2018	Ps.	48,863,858	Ps.	4,377,133	Ps.	2,214,073	Ps.	55,455,064
Transfers:
Transfer from stage 1 to stage 2		(6,703,975)		6,703,975		—		—
Transfer from stage 1 to stage 3		(379,049)		—		379,049		—
Transfer from stage 2 to stage 3		—		(2,673,304)		2,673,304		—
Transfer from stage 2 to stage 1		3,978,012		(3,978,012)		—		—
Transfer from stage 3 to stage 2		—		473,269		(473,269)		—
Transfer from stage 3 to stage 1		223,248		—		(223,248)		—
New financial assets originated or purchased		44,760,635		1,068,595		1,515,569		47,344,799
Finacial assets that have been paid		(37,229,958)		(2,063,400)		(1,209,835)		(40,503,193)
Net remeasurement of amortized cost and other receivables		2,873		(144)		3,810		6,539
Write-offs		(35,743)		(43,805)		(2,601,445)		(2,680,993)
FX and other movements		75,586		43,141		99,508		218,235
Total portfolio as of December 31, 2019	Ps.	53,555,487	Ps.	3,907,448	Ps.	2,377,516	Ps.	59,840,451
Transfers:
Transfer from stage 1 to stage 2		(11,366,208)		11,366,208		—		—
Transfer from stage 1 to stage 3		(566,670)		—		566,670		—
Transfer from stage 2 to stage 3		—		(2,317,098)		2,317,098		—
Transfer from stage 2 to stage 1		3,314,200		(3,314,200)		—		—
Transfer from stage 3 to stage 2		—		433,559		(433,559)		—
Transfer from stage 3 to stage 1		125,565		—		(125,565)		—
New financial assets originated or purchased		40,576,605		3,160,656		2,382,100		46,119,361
Finacial assets that have been paid		(37,552,539)		(2,109,543)		(1,818,794)		(41,480,876)
Net remeasurement of amortized cost and other receivables		21,838		10,389		12,511		44,738
Write-offs		(4,153)		(8,793)		(2,369,906)		(2,382,852)
On business combination(1)		2,861,841		154,993		48,033		3,064,867
FX and other movements		487,555		99,107		43,106		629,768
Total portfolio as of December 31, 2020	Ps.	51,453,521	Ps.	11,382,726	Ps.	2,999,210	Ps.	65,835,457

(1)See note 35 Business combination

Mortgage loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018 (2)	Ps.	49,134	Ps.	81,265	Ps.	170,864	Ps.	301,263
Transfers:
Transfer from stage 1 to stage 2		(5,351)		5,351		—		—
Transfer from stage 1 to stage 3		(867)		—		867		—
Transfer from stage 2 to stage 3		—		(25,163)		25,163		—
Transfer from stage 3 to stage 2		—		8,061		(8,061)		—
Transfer from stage 2 to stage 1		25,475		(25,475)		—		—
Transfer from stage 3 to stage 1		5,971		—		(5,971)		—
Net remeasurement of loss allowance (5)		(27,965)		37,178		116,037		125,250
New financial assets originated or purchased		13,514		839		(25)		14,328
Financial assets that have been derecognized		(1,821)		(7,126)		(4,434)		(13,381)
Unwind of discount (1)		—		—		7,413		7,413
FX and other movements		805		5,502		(11,820)		(5,513)
Write-offs		(509)		(136)		(77,157)		(77,802)
Loss allowance balance as of December 31, 2019 (2)	Ps.	58,386	Ps.	80,296	Ps.	212,876	Ps.	351,558
Transfers:
Transfer from stage 1 to stage 2		(23,251)		23,251		—		—
Transfer from stage 1 to stage 3		(1,081)		—		1,081		—
Transfer from stage 2 to stage 3		—		(42,052)		42,052		—
Transfer from stage 3 to stage 2		—		21,817		(21,817)		—
Transfer from stage 2 to stage 1		47,117		(47,117)		—		—
Transfer from stage 3 to stage 1		24,517		—		(24,517)		—
Net remeasurement of loss allowance (4)		13,360		232,709		153,075		399,144
New financial assets originated or purchased		14,288		11,638		13,495		39,421
Financial assets that have been derecognized		(64,919)		(45,758)		(37,748)		(148,425)
Unwind of discount (1)		—		—		11,772		11,772
FX and other movements		4,357		(8,661)		(2,822)		(7,126)
Write-offs		(480)		(234)		(84,726)		(85,440)
Loss allowance as of December 31, 2020 (3)	Ps.	72,294	Ps.	225,889	Ps.	262,721	Ps.	560,904

(1) The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(2) See section 4.1.1.A Loan portfolio disclosure changes.

(3)See Note 1.1 Other events COVID-19 impact.

(4) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	19,653	Ps.	57,870	Ps.	4,093	Ps.	81,616

(5)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	2,064	Ps.	5,674	Ps.	21,527	Ps.	29,265

The following table further explains changes in the gross carrying amount of the mortgage portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2018	Ps.	16,788,022	Ps.	1,386,657	Ps.	417,424	Ps.	18,592,103
Transfers:
Transfer from stage 1 to stage 2		(1,626,383)		1,626,383		—		—
Transfer from stage 1 to stage 3		(22,295)		—		22,295		—
Transfer from stage 2 to stage 3		—		(454,152)		454,152		—
Transfer from stage 2 to stage 1		1,195,200		(1,195,200)		—		—
Transfer from stage 3 to stage 2		—		99,768		(99,768)		—
Transfer from stage 3 to stage 1		106,163		—		(106,163)		—
New financial assets originated or purchased		4,402,822		77,453		45,414		4,525,689
Finacial assets that have been paid		(2,681,584)		(200,886)		(69,083)		(2,951,553)
Net remeasurement of amortized cost and other receivables		227		359		667		1,253
Write-offs		(509)		(136)		(77,157)		(77,802)
FX and other movements		104,234		17,163		10,596		131,993
Total portfolio as of December 31, 2019	Ps.	18,265,897	Ps.	1,357,409	Ps.	598,377	Ps.	20,221,683
Transfers:
Transfer from stage 1 to stage 2		(4,873,758)		4,873,758		—		—
Transfer from stage 1 to stage 3		(78,406)		—		78,406		—
Transfer from stage 2 to stage 3		—		(452,576)		452,576		—
Transfer from stage 2 to stage 1		1,192,732		(1,192,732)		—		—
Transfer from stage 3 to stage 2		—		105,422		(105,422)		—
Transfer from stage 3 to stage 1		82,870		—		(82,870)		—
New financial assets originated or purchased		3,613,740		600,116		71,195		4,285,051
Finacial assets that have been paid		(2,300,117)		(204,162)		(186,591)		(2,690,870)
Net remeasurement of amortized cost and other receivables		18,054		3,267		2,427		23,748
Write-offs		(480)		(234)		(84,041)		(84,755)
On business combination(1)		2,412,556		143,529		50,449		2,606,534
FX and other movements		204,794		(15,925)		8,511		197,380
Total portfolio as of December 31, 2020	Ps.	18,537,882	Ps.	5,217,872	Ps.	803,017	Ps.	24,558,771

(1)See note 35 Business combination

Microcredit loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018 (2)	Ps.	23,348	Ps.	11,962	Ps.	52,867	Ps.	88,177
Transfers:
Transfer from stage 1 to stage 2		(9,148)		9,148		—		—
Transfer from stage 1 to stage 3		(3,145)		—		3,145		—
Transfer from stage 2 to stage 3		—		(23,678)		23,678		—
Transfer from stage 3 to stage 2		—		2,539		(2,539)		—
Transfer from stage 2 to stage 1		5,854		(5,854)		—		—
Transfer from stage 3 to stage 1		945		—		(945)		—
Net remeasurement of loss allowance (5)		(3,610)		17,500		20,107		33,997
New financial assets originated or purchased		13,021		651		7		13,679
Financial assets that have been derecognized		(2,348)		(266)		(122)		(2,736)
Unwind of discount (1)		—		—		10,456		10,456
Write-offs		(123)		(83)		(53,542)		(53,748)
Loss allowance balance as of December 31, 2019 (2)	Ps.	24,794	Ps.	11,919	Ps.	53,112	Ps.	89,825
Transfers:
Transfer from stage 1 to stage 2		(28,038)		28,038		—		—
Transfer from stage 1 to stage 3		(3,452)		—		3,452		—
Transfer from stage 2 to stage 3		—		(19,369)		19,369		—
Transfer from stage 3 to stage 2		—		1,803		(1,803)		—
Transfer from stage 2 to stage 1		6,825		(6,825)		—		—
Transfer from stage 3 to stage 1		395		—		(395)		—
Net remeasurement of loss allowance (4)		12,346		44,439		15,103		71,888
New financial assets originated or purchased		8,099		1,088		8		9,195
Financial assets that have been derecognized		(3,830)		(873)		(338)		(5,041)
Unwind of discount (1)		—		—		9,865		9,865
Write-offs		(50)		(180)		(51,463)		(51,693)
Loss allowance as of December 31, 2020 (3)	Ps.	17,089	Ps.	60,040	Ps.	46,910	Ps.	124,039

(1) The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(2) See section 4.1.1.A Loan portfolio disclosure changes.

(3)See Note 1.1 Other events COVID-19 impact.

(4) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(21,060)	Ps.	44,417	Ps.	12	Ps.	23,369

(5)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,207	Ps.	(188)	Ps.	(531)	Ps.	488

The following table further explains changes in the gross carrying amount of the microcredit portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2018	Ps.	344,722	Ps.	25,374	Ps.	55,601	Ps.	425,697
Transfers:
Transfer from stage 1 to stage 2		(60,329)		60,329		—		—
Transfer from stage 1 to stage 3		(15,698)		—		15,698		—
Transfer from stage 2 to stage 3		—		(47,227)		47,227		—
Transfer from stage 2 to stage 1		13,553		(13,553)		—		—
Transfer from stage 3 to stage 2		—		4,530		(4,530)		—
Transfer from stage 3 to stage 1		1,795		—		(1,795)		—
New financial assets originated or purchased		304,306		2,968		43,589		350,863
Finacial assets that have been paid		(258,304)		(7,537)		(46,651)		(312,492)
Write-offs		(123)		(83)		(53,542)		(53,748)
Total portfolio as of December 31, 2019	Ps.	329,922	Ps.	24,801	Ps.	55,597	Ps.	410,320
Transfers:
Transfer from stage 1 to stage 2		(141,195)		141,195		—		—
Transfer from stage 1 to stage 3		(13,603)		—		13,603		—
Transfer from stage 2 to stage 3		—		(16,423)		16,423		—
Transfer from stage 2 to stage 1		14,363		(14,363)		—		—
Transfer from stage 3 to stage 2		—		2,550		(2,550)		—
Transfer from stage 3 to stage 1		862		—		(862)		—
New financial assets originated or purchased		145,350		23,707		60,987		230,044
Finacial assets that have been paid		(157,075)		(17,386)		(41,884)		(216,345)
Net remeasurement of amortized cost and other receivables		(4)		—		(1)		(5)
Write-offs		(50)		(180)		(51,463)		(51,693)
Total portfolio as of December 31, 2020	Ps.	178,570	Ps.	143,901	Ps.	49,850	Ps.	372,321

Interbank and overnight funds

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2018 (1)	Ps.	417	Ps.	9	Ps.	425	Ps.	851
Transfers:
Transfer from stage 3 to stage 1		7		—		(7)		—
Net remeasurement of loss allowance (4)		(7)		—		583		576
New financial assets originated or purchased		50		—		55		105
Financial assets that have been derecognized		(385)		(9)		(3)		(397)
Write-offs		(1)		—		(148)		(149)
Loss allowance balance as of December 31, 2019 (1)	Ps.	81	Ps.	—	Ps.	905	Ps.	986
Transfers:
Transfer from stage 2 to stage 1		3		(3)		—		—
Net remeasurement of loss allowance (3)		59		27		(905)		(819)
New financial assets originated or purchased		716		—		59		775
Financial assets that have been derecognized		(67)		(24)		—		(91)
Loss allowance as of December 31, 2020 (2)	Ps.	792	Ps.	—	Ps.	59	Ps.	851

(1)     See section 4.1.1.A Loan portfolio disclosure changes.

(2)See Note 1.1 Other events COVID-19 impact.

(3) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,439	Ps.	—	Ps.	—	Ps.	1,439

(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	48	Ps.	—	Ps.	—	Ps.	48

The following table further explains changes in the gross carrying amount of the financial lease portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2018	Ps.	7,554,928	Ps.	728	Ps.	79,532	Ps.	7,635,188
Transfers:
New financial assets originated or purchased		1,033,597		(677,600)		—		355,997
Finacial assets that have been paid		(5,911,804)		677,600		—		(5,234,204)
Net remeasurement of amortized cost and other receivables		(2,783)		(726)		610		(2,899)
Write-offs		(1)		—		(79,166)		(79,167)
FX and other movements		44,046		—		—		44,046
Total portfolio as of December 31, 2019	Ps.	2,717,983	Ps.	2	Ps.	976	Ps.	2,718,961
Transfers:
New financial assets originated or purchased		2,589,813		—		—		2,589,813
Finacial assets that have been paid		(1,614,229)		(2)		(975)		(1,615,206)
Net remeasurement of amortized cost and other receivables		(1,056)		—		138		(918)
On business combination(1)		472,785		—		—		472,785
FX and other movements		528,243		—		—		528,243
Total portfolio as of December 31, 2020	Ps.	4,693,539	Ps.	—	Ps.	139	Ps.	4,693,678

(1)See note 35 Business combination

(**) See section 4.1.1.A Loan portfolio disclosure changes.

Investments in debt securities at FVOCI

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2018	Ps.	20,757	Ps.	31,980	Ps.	46,280	Ps.	99,017
Net remeasurement of loss allowance (2)		(7,696)		(3,564)		(55)		(11,315)
New financial assets originated or purchased		34,575		—		—		34,575
Financial assets that have been derecognized		(3,729)		(27,440)		(45,602)		(76,771)
FX and other movements		(9,827)		(976)		(623)		(11,426)
Loss allowance as of December 31, 2019	Ps.	34,080	Ps.	—	Ps.	—	Ps.	34,080
Transfer from stage 1 to stage 2		(298)		298		—		—
Net remeasurement of loss allowance (1)		16,391		50		—		16,441
New financial assets originated or purchased		64,764		—		—		64,764
Financial assets that have been derecognized		(12,954)		(179)		—		(13,133)
FX and other movements		(5,676)		10		—		(5,666)
Loss allowance as of December 31, 2020	Ps.	96,307	Ps.	179	Ps.	—	Ps.	96,486
(1)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	4,781	Ps.	35	Ps.	—	Ps.	4,816

(2)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31, 2018 and the loan portfolio as of December 31, 2019.

December 31, 2019
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,709)	Ps.	—	Ps.	—	Ps.	(1,709)

Investments in debt securities at amortized cost

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2018	Ps.	71	Ps.	—	Ps.	—	Ps.	71
Net remeasurement of loss allowance (2)		(615)		—		—		(615)
New financial assets originated or purchased		1,353		—		—		1,353
Financial assets that have been derecognized		(64)		—		—		(64)
FX and other movements		(8)		—		—		(8)
Loss allowance as of December 31, 2019	Ps.	737	Ps.	—	Ps.	—	Ps.	737
Net remeasurement of loss allowance (1)		(755)		—		—		(755)
New financial assets originated or purchased		9,023		8		—		9,031
Financial assets that have been derecognized		(1,583)		—		—		(1,583)
FX and other movements		(234)		(1)		—		(235)
Loss allowance as of December 31, 2020	Ps.	7,188	Ps.	7	Ps.	—	Ps.	7,195

(1)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31,2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	215	Ps.	—	Ps.	—	Ps.	215

(2)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2019 versus parameters as of December 31,2018 and the loan portfolio as of December 31,2019.

December 31, 2019
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	211	Ps.	—	Ps.	—	Ps.	211

Other accounts receivable

General approach

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018	Ps.	19,700	Ps.	11,561	Ps.	66,327	Ps.	97,588
Transfers stages
Transfer from Stage 1 to Stage 3		(19,176)		—		19,176		—
Transfer from Stage 2 to Stage 3		—		(754)		754		—
Net remeasurement of loss allowance		8,062		4,160		28,041		40,263
FX and other movements		(21)		(6)		(23)		(50)
Approach change		8,996		(1,421)		(10,170)		(2,595)
Write-offs		(4,208)		(534)		(17,308)		(22,050)
Loss allowance as of December 31, 2019	Ps.	13,353	Ps.	13,006	Ps.	86,797	Ps.	113,156
Transfers stages
Net remeasurement of loss allowance		4,901		1,010		33,833		39,744
FX and other movements		107		(468)		60		(301)
Write-offs		(225)		—		(13,219)		(13,444)
Loss allowance as of December 31, 2020	Ps.	18,136	Ps.	13,548	Ps.	107,471	Ps.	139,155

Simplified approach

	Loss allowance
Loss allowance as of December 31, 2018	Ps.	159,303
Entity deconsolidation		(56)
Provision charged to profit or loss		35,506
Recovery of partial payments from the clients		(11,129)
Write-offs		(13,097)
Approach change		185
Exchange gains (losses) in foreign currency		2,595
Loss allowance as of December 31, 2019	Ps.	173,307
On business combination		217
Provision charged to profit or loss		45,757
Recovery of partial payments from the clients		(9,144)
Write-offs		(6,256)
Exchange gains (losses) in foreign currency		21
Loss allowance as of December 31, 2020	Ps.	203,902

Loan commitments and financial guarantee contracts

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2018	Ps.	40,715	Ps.	14,358	Ps.	4,355	Ps.	59,428
Transfers:
Transfer from stage 1 to stage 2		(529)		529		—		—
Transfer from stage 1 to stage 3		(172)		—		172		—
Transfer from stage 2 to stage 3		—		(173)		173		—
Transfer from stage 2 to stage 1		8,116		(8,116)		—		—
Transfer from stage 3 to stage 1		3,582		—		(3,582)		—
Net remeasurement of loss allowance		(29,069)		(4,528)		(238)		(33,835)
New loan commitments and financial guarantees issued		22,613		875		627		24,115
FX and other movements		253		—		1		254
Loss allowance as of December 31, 2019	Ps.	45,509	Ps.	2,945	Ps.	1,508	Ps.	49,962
Transfers:
Transfer from stage 1 to stage 2		(1,879)		1,879		—		—
Transfer from stage 1 to stage 3		(417)		—		417		—
Transfer from stage 2 to stage 3		—		(178)		178		—
Transfer from stage 3 to stage 2		—		55		(55)		—
Transfer from stage 2 to stage 1		1,784		(1,784)		—		—
Transfer from stage 3 to stage 1		1		—		(1)		—
Net remeasurement of loss allowance		(1,230)		3,025		(587)		1,208
New loan commitments and financial guarantees issued		12,582		2,737		(8)		15,311
FX and other movements		876		—		36		912
Loss allowance as of December 31, 2020	Ps.	57,226	Ps.	8,679	Ps.	1,488	Ps.	67,393

4.1.6          Concentrations of credit risk

Loan portfolio

Policies to prevent excessive credit-risk concentration

In order to prevent excessive concentrations of credit risk at an individual, economic group, country or economic sectors level, each financial subsidiary of Grupo Aval maintains updated exposure thresholds to limit concentration. The exposure limit by a financial subsidiary of Grupo Aval to an individual client or economic group depends on the risk profile of the client (or economic group), the nature of the risk of the debtor and the experience of each financial subsidiary in a specific market or sector.

Concentration risk control is key to the risk management process. Grupo Aval´s financial subsidiaries monitor the degree of credit risk concentration by sector and customer group.

In order to avoid credit risk concentration at Grupo Aval level, management relies on the financial subsidiaries Credit Risk Vice-Presidency or its equivalent, which consolidates, and monitors the credit risk exposures of all financial subsidiaries, to determine the maximum levels of concentration.

Pursuant to Colombian regulations, financial subsidiaries in Colombia cannot grant unsecured loans to borrowers, which on a combined basis exceed 10% of the financial subsidiary´s regulatory capital calculated according to the regulations of the Superintendency of Finance. Loans maybe more than 10% of the regulatory capital of the financial subsidiary when they are secured by acceptable collateral and/or certain guarantees.

In BAC, within its regional credit risk policy, were established a series of indicators focused on monitoring the structure, concentration and quality of the portfolio. These indicators are monitored monthly at the regional level, depending on how close they are to the limits established internally and those established by the regulators. This monitoring is carried out by means of a limit range measurement.

Some of the most relevant indicators that are established in the policy, with their respective upper limits are:

•	Concentration indicator that measures the concentration of the economic groups with the highest balance (top20), should not exceed 60% of the portfolio.
•	Concentration indicator that establishes that the concentration of the portfolio with the highest balance in the subsector should not exceed 80% of the subsidiary's equity.
•	Quality of the portfolio that establishes that impaired loans should not exceed 5% of the portfolio.
•	Quality of the portfolio in relation to the past due 30 days should not exceed 3.95%.
•	Indicator that measures the proximity to the regulatory limit of each subsidiary. The indicator cannot reach 95% of the regulatory limit.

At the Central American level, the limits established by regulators vary from one country to another; in Guatemala 30% for greater exposure per group and 15% for greater exposure by related parties; in Honduras 20% for greater exposure per group and 30% for greater exposure per related parties; in El Salvador, 15% for greater exposure per group and 5% for greater exposure by related parties;  in Nicaragua, Costa Rica and Panamá for any type of exposure the limits are 30%, 20% and 25%, respectively. At the regional level, the group established as prudential limits of exposure per Economic Interest Group at a consolidated level at 7.5% without guarantee and 15% with mortgage guarantee.

Concentration by sector

Below is the credit portfolio distribution of Grupo Aval by economic sector as of December 31, 2020 and 2019:

Sector	December 31, 2020%			December 31, 2019%
Consumer services	Ps.	96,436,401	47%	Ps.	84,790,144	47%
Commercial services		45,363,824	22%		37,925,996	21%
Construction		13,723,891	7%		11,550,042	6%
Food, beverage and tobacco		9,765,741	5%		8,941,375	5%
Transportation and communications		7,300,885	4%		6,504,746	4%
Public services		5,628,741	3%		5,470,918	3%
Chemical production		5,867,117	3%		5,847,362	3%
Other industrial and manufacturing products		5,936,370	3%		5,309,003	3%
Agricultural		5,375,932	3%		4,563,455	2%
Government		4,972,124	2%		4,905,685	3%
Trade and tourism		2,893,042	1%		2,475,550	1%
Mining products and oil		941,577	0%		1,520,420	1%
Other		2,241,520	1%		2,323,418	1%
Total of each economic sector	Ps.	206,447,165	100%	Ps.	182,128,114	100%

Concentration by location

The detail of credit risk at the level of Grupo Aval in the different geographic areas determined according to the domicile of the debtor, without taking into consideration loan loss provisions as of December 31, 2020 and 2019 is as follows:

December 31, 2020	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	71,979,346	Ps.	42,601,861	Ps.	10,160,351	Ps.	372,321	Ps.	2,394,473	Ps.	127,508,352
Costa Rica		6,210,008		5,288,997		4,871,091		—		694,011		17,064,107
Panamá (1)		11,977,381		8,769,794		5,044,917		—		969,690		26,761,782
Guatemala		6,737,861		2,980,836		1,980,096		—		331,361		12,030,154
Honduras		4,198,906		2,520,708		1,082,213		—		62,244		7,864,071
El Salvador		2,825,146		2,875,819		1,045,839		—		131,648		6,878,452
United States		4,345,185		—		—		—		—		4,345,185
Nicaragua		1,764,773		797,128		374,264		—		22,022		2,958,187
Other countries		948,332		314		—		—		88,229		1,036,875
Total gross loan portfolio	Ps.	110,986,938	Ps.	65,835,457	Ps.	24,558,771	Ps.	372,321	Ps.	4,693,678	Ps.	206,447,165

(1)See note 35 Business combination

December 31, 2019	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	69,216,768	Ps.	39,462,680	Ps.	9,108,446	Ps.	410,320	Ps.	1,256,876	Ps.	119,455,090
Costa Rica		5,560,443		5,620,314		4,525,877		—		174,952		15,881,586
Panamá		5,427,685		5,900,418		2,444,897		—		57,730		13,830,730
Guatemala		6,095,603		2,881,174		1,805,626		—		130,989		10,913,392
Honduras		3,557,046		2,322,700		964,977		—		276,763		7,121,486
El Salvador		2,378,050		2,778,912		978,368		—		117,168		6,252,498
United States		4,375,717		13		—		—		477,438		4,853,168
Nicaragua		1,609,865		873,900		393,492		—		186,763		3,064,020
Other countries		715,522		340		—		—		40,282		756,144
Total gross loan portfolio	Ps.	98,936,699	Ps.	59,840,451	Ps.	20,221,683	Ps.	410,320	Ps.	2,718,961	Ps.	182,128,114

(*) See section 4.1.1.A Loan portfolio disclosure changes.

Concentration by currency

The classification of loan portfolio by type of currency is as follows:

December 31, 2020	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	67,436,479	Ps.	43,550,459	Ps.	110,986,938
Consumer		42,561,676		23,273,781		65,835,457
Residential mortgage		10,160,198		14,398,573		24,558,771
Microcredit		372,321		—		372,321
Interbank and overnight funds		2,052,909		2,640,769		4,693,678
Total gross loan portfolio	Ps.	122,583,583	Ps.	83,863,582	Ps.	206,447,165

December 31, 2019	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	63,686,320		35,250,379	Ps.	98,936,699
Consumer		39,402,695		20,437,756		59,840,451
Residential mortgage		9,108,272		11,113,411		20,221,683
Microcredit		410,320		—		410,320
Interbank and overnight funds		424,079		2,294,882		2,718,961
Total gross loan portfolio	Ps.	113,031,686	Ps.	69,096,428	Ps.	182,128,114

(*) See section 4.1.1.A Loan portfolio disclosure changes.

The loan portfolio in foreign currency represents 40.6% of the total portfolio, equivalent to US$ 24,432..

Investment debt securities

Grupo Aval entities monitor concentrations of credit risk by sector and by geographic location. An analysis of concentrations of credit risk from investment securities is shown below.

Concentration by sector

Trading debt securities (see note 8.1)

The balance of financial assets in investments in trading debt securities includes the following as of December 31 2020 and 2019:

	December 31,		December 31,
	2020		2019
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	2,778,391	Ps.	2,424,033
Securities issued or secured by other Colombian Government entities		187,295		175,794
Securities issued or secured by other financial entities		1,339,848		1,402,094
Securities issued or secured by non-financial sector entities		24,975		33,942
Others		32,559		31,143
	Ps.	4,363,068	Ps.	4,067,006

In foreign currency
Securities issued or secured by Colombian Government		53,588		1,727
Securities issued or secured by foreign Governments		201,312		139,534
Securities issued or secured by central banks		—		13,966
Securities issued or secured by other financial entities		162,970		448,328
Others		55		2,552
	Ps.	417,925	Ps.	606,107
Total trading debt securities	Ps.	4,780,993	Ps.	4,673,113

Investments in debt securities mandatorily at FVTPL (see note 9.1)

The balance of financial assets in investments in debt securities mandatorily at FVTPL includes the following as of December 31 2020 and 2019:

	December 31,		December 31,
	2020		2019
In Colombian Pesos
Others		7,385		10,102
Total debt securities mandatorily at FVTPL	Ps.	7,385	Ps.	10,102

Investments in debt securities at FVOCI

The balance of financial assets in investments in debt securities at FVOCI includes the following as of December 31, 2020 and 2019:

	December 31,		December 31,
	2020		2019
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	11,130,893	Ps.	9,834,271
Securities issued or secured by other Colombian Government entities		285,699		260,213
Securities issued or secured by other financial entities		476,499		495,863
Securities issued or secured by non-financial sector entities		25,752		25,733
Others		49,850		50,690
	Ps.	11,968,693	Ps.	10,666,770
In foreign currency
Securities issued or secured by Colombian Government		1,716,306		1,809,671
Securities issued or secured by other Colombian Government entities		175,374		205,465
Securities issued or secured by foreign Governments		9,663,324		4,997,430
Securities issued or secured by central banks		1,862,922		970,095
Securities issued or secured by other financial entities		2,435,933		2,559,062
Securities issued or secured by non-financial sector entities		23,818		9,107
Others		1,119,986		391,392
	Ps.	16,997,663	Ps.	10,942,222
Total debt securities at FVOCI	Ps.	28,966,356	Ps.	21,608,992

Investments in debt securities at amortized cost

The balance of financial assets in investments in debt securities at amortized cost includes the following as of December 31 2020 and 2019:

		December 31,		December 31,
		2020		2019
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	1,674,180	Ps.	—
Securities issued or secured by other Colombian Government entities		3,378,438		3,029,802
Securities issued or secured by other financial entities		—		1,017
	Ps.	5,052,618	Ps.	3,030,819
In foreign currency
Securities issued or secured by foreign Governments		34,747		23,043
Securities issued or secured by other financial entities		300,898		—
Others		191,866		—
	Ps.	527,510	Ps.	23,043
Total investments in debt securities at amortized cost	Ps.	5,580,128	Ps.	3,053,862

Concentration by location

	As of December 31,
	2020		2019
Colombia	Ps.	23,771,178	Ps.	20,026,227
Costa Rica		3,411,413		3,006,686
USA		2,851,200		1,883,400
Panamá		2,762,019		1,211,680
Guatemala		1,899,509		1,311,695
Honduras		1,159,345		621,311
El Salvador		919,211		274,323
Nicaragua		917,257		79,300
Brazil		555,091		417,223
Peru		320,468		192,845
Mexico		280,492		74,591
Chile		239,432		146,093
Multilateral – Bladex (Foreign Trade Bank of Latin America)		118,902		89,529
Multilateral – Andean Development Corporation		66,860		—
Alemania		34,329		—
Multilateral – Inter-American Corporation for the Financing of Infrastructure		21,194		—
Multilateral – Central American Bank for Economic Integration		6,937		6,642
Barbados		25		4,524
Total investments	Ps.	39,334,862	Ps.	29,346,069

Concentration by Sovereign Risk

As a general rule, Grupo Aval considers sovereign risk to be the risk assumed in deposits with Central Banks (including the mandatory deposits), investments in debt issues of a Government. In addition, the risk arising from transactions with public sector entities that have the following features: their funds are obtained only from fiscal income, they are legally recognized as entities directly included in the government sector, and their activities are of a non-commercial nature.

Sovereign risk exposure arises mainly from Grupo Aval’s banking subsidiaries obligations to maintain certain mandatory deposits in Central Banks and from the fixed-income portfolios held as part of the on-balance-sheet structural interest rate risk management strategy and in the trading books of the treasury department. The majority of these exposures are denominated in pesos and are financed through peso denominated repurchase agreements or customer deposits.

As of December 31, 2020, and 2019, the investment portfolio of financial assets in debt instruments is comprised mainly of securities issued and guaranteed by entities of the Republic of Colombia, which represent 54.35% and 60.45%, respectively of the total portfolio.

Below is the detail of Grupo Aval’s sovereign debt portfolio issued by Central Governments per country:

	December 31, 2020			December 31, 2019
			%			%
Investment grade (1)
Colombia	Ps.	17,353,357	63.68%	Ps.	14,069,704	73.17%
Panamá		994,002	3.65%		770,854	4.01%
Mexico		38,381	0.14%		—	—%
United States of America		2,465,185	9.05%		167,743	0.87%
Chile		28,371	0.10%		33,743	0.18%
	Ps.	20,879,296	76.61%	Ps.	15,042,044	78.22%
Speculative (2)
Barbados		25	0.00%		4,524	0.02%
Costa Rica		3,329,871	12.22%		2,817,392	14.65%
Honduras		1,098,432	4.03%		403,813	2.10%
Guatemala		1,010,075	3.71%		645,802	3.36%
El Salvador		849,082	3.12%		236,837	1.23%
Nicaragua		85,958	0.32%		79,300	0.41%
	Ps.	6,373,443	23.39%	Ps.	4,187,668	21.78%
	Ps.	27,252,739	100.00%	Ps.	19,229,712	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2020				December 31, 2019
			%			%
Investment Grade (1)
Panamá	Ps.	196,524	10.55%	Ps.	—	—%
	Ps.	196,524	10.55%	Ps.	—	—%
Speculative (2)
Guatemala	Ps.	810,158	43.49%	Ps.	623,656	63.38%
Costa Rica		30,906	1.66%		167,379	17.01%
Honduras		—	—%		193,026	19.62%
Nicaragua		825,334	44.30%		—	—%
	Ps.	1,666,398	89.45%	Ps.	984,061	100.00%
Total sovereign risk	Ps.	28,919,137	100.00%	Ps.	20,213,773	100.00%
(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from AAA to BBB-.
(2)	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from BB+ to D.

4.1.7          Modified Financial Assets - troubled debt restructuring business process.

Each financial subsidiary of Grupo Aval periodically carries out, at the request of the client, restructurings of obligations which have become troubled. Such restructurings generally consist of extensions of tenors, decrease of interest rates, partial write-off of indebtedness or payment with assets of the debtor or guarantor.

Our banking subsidiaries follow highly rigorous definitions and policies in this management process, so that it is performed in accordance with the best practices and in strict compliance with regulatory requirements. In connection to this, Grupo Aval´s banking subsidiaries have a detailed policy with regard to the aforementioned transactions.

The objective of granting such restructurings is to provide the client with a viable alternative to meet its obligations to the bank and to adapt to changing conditions.

When a loan is restructured due to a debtor´s financial difficulties, the debt is flagged within the records of each bank as a restructured credit in accordance with the regulations of the Superintendency of Finance. The restructuring process has a negative impact on the debtor’s rating, which can only be improved when the client has complied during a prudent period with the terms of the restructurings, its financial condition has improved or when sufficient additional guarantees have been obtained.

Restructured loans are included for impairment evaluation and determination of provisions. However, the marking of a credit as restructured does not necessarily imply its rating is impaired, because in some cases new guarantees are obtained supporting the obligation.

The following is the balance of restructured loans as of December 31, 2020 and 2019:

Restructured loans	December 31, 2020*		December 31, 2019
Local currency	Ps.	2,345,417	Ps.	2,611,573
Foreign currency		4,807,728		1,779,598
Total restructured	Ps.	7,153,145	Ps.	4,391,171

(*) As of December 2020, the balance of restructured loans includes loans that received  COVID 19 related reliefs, which according to their features were considered restructurings. See more detail in note 1.1. Other business "Clients credit reliefs".

4.1.8          Foreclosed assets business process

When persuasive collection processes or credit restructurings are not effective, a legal proceeding is carried out or an agreement is reached with the client for the receipt of assets as payment. Each subsidiary of the financial sector has clearly established policies for receiving assets and has a separate department specialized in the management of these cases and in charge of their eventual sale or liquidation.

During the years ended December 31, 2020 and 2019, the following is the total of foreclosed assets received and sold during such periods:

	December 31, 2020		December 31, 2019
Foreclosed assets received	Ps.	84,535	Ps.	297,481
Foreclosed assets sold		224,310		133,512

4.1.9          Loan commitments and financial guarantee contracts

As part of our operations, Grupo Aval grants guarantees and letters of credit to its customers wherein Grupo Aval financial subsidiaries are irrevocably committed to make payments to third parties when customers do not comply with their obligations with such third parties. These products have the same policies for approval of disbursements of loans regarding client’s credit risk and guarantees required according to the circumstances of each client.

The commitments for credit extension represent unused portions of authorizations to grant loans, use of credit cards, overdraft limits and letters of credit. With respect to credit risk over commitments to extend credit lines, Grupo Aval is potentially exposed to credit risk in an amount equal to the total amount of unused commitments, if the unused amount were to be withdrawn in whole. However, the amount of the loss is less that the total amount of commitments unused, since most commitments to extend credits are contingent on the customer maintaining specific credit risk standards.

Grupo Aval monitors maturity terms of commitments regarding credit facilities, because long-term commitments have a higher credit risk than short-term commitments.

Pending unused credit lines and guarantees do not necessarily represent future cash out flows, because such facilities may expire and not be used whole or in part.

Following is the detail of the guarantees, letters of credit and credit commitments on non-used credit lines as of December 31, 2020 and 2019.

Loan commitments and financial guarantee contracts

	December 31, 2020		December 31, 2019
	Notional amount		Notional amount
Guarantees	Ps.	4,185,261	Ps.	3,341,641
Unused letters of credit		1,488,505		1,133,385
Unused limits of overdrafts		923,257		67,126
Unused credit card limits		23,931,872		23,125,249
Other		6,623,515		4,487,203
Total	Ps.	37,152,410	Ps.	32,154,604

The following is the detail of the credit commitments by type of currency:

	December 31, 2020		December 31, 2019
Colombian Pesos	Ps.	18,870,877	Ps.	14,914,209
U.S. dollars		17,823,788		13,750,968
Euro		246,520		3,292,845
Other		211,225		196,582
Total	Ps.	37,152,410	Ps.	32,154,604

4.1.10          Offset of financial assets and financial liabilities

The disclosures set out in the following tables include financial assets and financial liabilities that:

•	are offset in the Group’s statement of financial position; or
•	are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, irrespective of whether they are offset in the statement of financial position.

The ‘similar agreements’ include derivative clearing agreements; global master repurchase agreements and global master securities lending agreements. Similar financial instruments include derivatives, sale-and-repurchase agreements, reverse sale-and-repurchase agreements, and securities borrowing and lending agreements. Financial instruments such as loans and deposits are not disclosed in the following tables unless they are offset in the statement of financial position.

The ISDA (International Swaps and Derivatives Association) and similar master netting arrangements do not meet the criteria for offsetting in the statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of Grupo Aval or of the counterparties or following other predetermined events. In addition, Grupo Aval and its counterparties do not intend to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

Grupo Aval receives and gives collateral in the form of cash and marketable securities in respect of the following transactions:

•	Derivatives; and
•	Sale-and-repurchase, and reverse sale-and-repurchase agreements.

This collateral is subject to standard industry terms including, when appropriate, an ISDA credit support annex. This means that securities received/given as collateral can be pledged or sold during the term of the transaction but have to be returned on maturity of the transaction. The terms also give each party the right to terminate the related transactions on the counterparty’s failure to post collateral.

The gross amounts of financial assets and financial liabilities and their net amounts disclosed in the above tables have been measured in the statement of financial position on the following bases:

•	Derivative assets and liabilities – fair value;
•	Assets and liabilities resulting from sale-and-repurchase agreements, reverse sale-and repurchase agreements and securities lending and borrowing – amortized cost;

The following is the detail of the financial instruments subject to offset contractually required as of December 31, 2020 and 2019:

December 31, 2020

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Statement of Financial Position
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Statement of Financial Position		Statement of Financial Position		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,290,144	Ps.	—	Ps.	1,290,144	Ps.	(232,569)	Ps.	(109,388)	Ps.	948,187
Repurchase agreements		1,892,136		—		1,892,136		(1,642,412)		(439,722)		(189,998)
Total	Ps.	3,182,280	Ps.	—	Ps.	3,182,280	Ps.	(1,874,981)	Ps.	(549,110)	Ps.	758,189

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Statement of Financial Position
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Statement of Financial Position		Statement of Financial Position		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,509,201	Ps.	—	Ps.	1,509,201	Ps.	(103,784)	Ps.	(119,566)	Ps.	1,285,851
Repurchase agreements		6,191,191		—		6,191,191		(8,004,888)		—		(1,813,697)
Total	Ps.	7,700,392	Ps.	—	Ps.	7,700,392	Ps.	(8,108,672)	Ps.	(119,566)	Ps.	(527,846)

December 31, 2019

	Gross		GrossAmounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offsetin the Consolidated Statement of Financial Position
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Statement of Financial Position		Statement of Financial Position		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,084,032	Ps.	—	Ps.	1,084,032	Ps.	(314,891)	Ps.	(42,157)	Ps.	726,984
Repurchase agreements		401,464		—		401,464		(319,748)		—		81,716
Total	Ps.	1,485,496	Ps.	—	Ps.	1,485,496	Ps.	(634,639)	Ps.	(42,157)	Ps.	808,700

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offsetin the Consolidated Statement of Financial Position
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Statement of Financial Position		Statement of Financial Position		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,056,736	Ps.	—	Ps.	1,056,736	Ps.	(28,587)	Ps.	(80,775)	Ps.	947,374
Repurchase agreements		7,458,662		—		7,458,662		(7,607,482)		—		(148,820)
Total	Ps.	8,515,398	Ps.	—	Ps.	8,515,398	Ps.	(7,636,069)	Ps.	(80,775)	Ps.	798,554

Market Risk

4.2          Market Risk

Market risk refers to the risk that a change in the level of one or more market prices, rates, indices, volatilities, correlations or other market factors, such as liquidity, will result in losses in a position or in the portfolio.

Grupo Aval´s financial subsidiaries (namely Banco de Bogotá, Banco de Occidente, Banco Popular, Banco AV Villas, LB Panamá’s subsidiaries, Corficolombiana, AFP Porvenir and the trust companies (Fiduciarias) of the financial subsidiaries) actively participate in money markets, foreign exchange markets and capital markets, for both of their books (for balance sheet risk management and trading) and to provide financial services to their customers. This is done subject to established policies and risk limits. In that regard, they hold financial asset portfolios within the allowed limits and risk levels.

Market risk arises from the positions of Grupo Aval´s financial subsidiaries in debt securities investment portfolios, derivatives and equity instruments. These risks are created by changes in factors such as interest rates, inflation, foreign currency exchange rates, share prices, credit margins of instruments and their volatility, as well as the liquidity in the markets where Grupo Aval operates.

Our business units and trading desks are responsible for ensuring that market risk exposures are well-managed and prudent. The risk management groups and our business unit management ensure that these risks are measured and closely monitored. A variety of limits and controls are designed to manage price and liquidity risk. Market risk is monitored through various mechanisms such as: statistically analysis (using Value-at-Risk models and related analytical measures), risk factor sensitivity analysis, and routine stress testing, conducted in collaboration with the business units by the Market Risk Unit. The material risks identified by these processes are summarized in reports produced by the Market Risk Unit that are circulated to, and discussed with, senior management.

4.2.1          Trading Book Risk

Grupo Aval´s financial subsidiaries trade financial instruments for various reasons, mainly:

•	To offer products tailored to specific customer needs. Some of these products are designed to hedge the financial risks of customers.
•	To take advantage of arbitrage opportunities among different yield curves, assets and markets, obtaining returns with an adequate use of capital.
•

To hedge asset and liability risk positions on proprietary positions, to act on behalf of customers or to take advantage of arbitrage opportunities mainly in foreign exchange and interest rates in both local and foreign markets.

In carrying out these operations, Grupo Aval´s financial subsidiaries take risks, within predetermined limits. These risks are mitigated with the use of derivative products and other financial instruments within limits that are permanently monitored by risk.

The following is a breakdown of Grupo Aval’s financial assets and liabilities exposed to trading risk held at December 31, 2020 and 2019.

Account	December 31, 2020		December 31, 2019
Financial assets
Debt financial assets
Trading	Ps.	4,780,993	Ps.	4,673,113
Investments in debt securities at FVTPL		7,385		10,102
Investments in debt securities at FVOCI		28,966,356		21,608,992
Total debt securities	Ps.	33,754,734	Ps.	26,292,207
Derivative assets instruments	Ps.	1,133,924	Ps.	917,434
Hedging derivatives assets		156,220		166,598
		1,290,144		1,084,032
Total financial assets	Ps.	35,044,878	Ps.	27,376,239
Liabilities
Derivative liabilities instruments		1,452,574		962,438
Hedging derivatives liabilities		56,627		94,298
Total financial liabilities		1,509,201		1,056,736
Net position	Ps.	33,535,677	Ps.	26,319,503

4.2.2          Description of Objectives, Policies and Processes to Manage Trading Risk

Our financial subsidiaries participate in money markets, foreign exchange markets and capital markets to meet their needs and those of their customers, subject to established policies and risk levels. In this respect, they manage different portfolios of financial assets within the limits and risk levels allowed.

The risks assumed by Grupo Aval´s financial subsidiaries in transactions related to the trading or treasury book are consistent with the overall trading strategy, considering the market depth for each instrument, its impact on risk-weighted assets and regulatory capital, the profit budget established for each business unit, and the balance sheet structure.

Trading strategies are established on the basis of approved limits, in an effort to balance the risk / return relationship. Moreover, there is a structure of limits consistent with Grupo Aval’s general philosophy and is based on capital levels, earnings performance and risk appetite.

The Market Risk Management System (SARM in Spanish) allows Grupo Aval´s financial subsidiaries to identify, measure, control and monitor the market risk they are exposed to in carrying out their operations.

There are several scenarios in which Grupo Aval´s financial subsidiaries are exposed to trading risks.

•	Interest Rate Risk

Grupo Aval’s financial subsidiaries are exposed to interest rate risk as a result of its market-making activities and proprietary trading in interest rate sensitive financial instruments (e.g., risk arising from changes in the level or implied volatility of interest rates, the timing of mortgage prepayments, the shape of the yield curve and credit spreads for credit sensitive instruments). This risk includes the risk of repricing of floating rates. Additionally, as part of the interest rate risk management, asset and liability management committees have been established to monitor the execution of these strategies.

•	Foreign Exchange Risk

Grupo Aval’s financial subsidiary’s portfolios are exposed to foreign exchange rate and implied volatility risk as a result of market making negotiation in foreign currencies and from maintaining foreign exchange positions.

•	Equity Price Risk and Mutual Fund Risk

Grupo Aval´s financial subsidiaries are exposed to equity price risk in specific investments and are exposed to mutual fund risk in short term investments in money market or mutual funds.

4.2.2.1          Risk Management

Grupo Aval financial subsidiaries manage their trading positions by employing a variety of risk mitigation strategies. These strategies include diversification of risk exposures and hedging through the purchase or sale of positions in related securities and financial instruments, including a variety of derivative products (e.g., futures, forwards, swaps and options). The financial subsidiaries manage their market risk associated with its trading activities on a decentralized basis. Our corporate risk unit supervises the level of risk taken in order to ensure that its global exposure limits are observed.

Senior management and the boards of directors of our banks and their financial subsidiaries play an active role in managing and controlling market risk. They do so by analyzing established reports and through committees that comprehensively monitor - both technically and fundamentally - the different variables that influence domestic and foreign markets. This process is intended to support strategic trading and portfolio decisions.

Analyzing and monitoring the market risks that Grupo Aval´s financial subsidiaries take in their operations is essential for decision making and to assess potential effects on their financial position. An ongoing analysis of macroeconomic conditions is necessary in order to achieve an ideal combination of market risk, return and liquidity.

The risks assumed in financial operations are reflected in a limit structure that includes different types of instruments, specific trading strategies, the market depth in which Grupo Aval´s financial subsidiaries operate, the impact on risk-weighted assets and regulatory capital, as well as the balance sheet structure. These limits are monitored daily and reported regularly to the Board of Directors of Grupo Aval´s financial subsidiaries.

In order to minimize interest rate and exchange rate risks in specific positions and transactions, Grupo Aval´s financial subsidiaries manage hedging strategies by taking positions in derivative instruments such as non-deliverable forwards (NDF) related to securities, money market transactions and foreign exchange forwards.

4.2.2.2          Methods Used to Measure Trading Risk

The Market Risk areas independently reviews the Company’s trading portfolios on a regular basis from a market risk perspective utilizing VaR (internal and regulatory models) and other quantitative and qualitative risk measures and analyses. Each trading business and the market risk areas also use, as appropriate, measures such as sensitivity to changes in interest rates, prices, implied volatilities and time decay to monitor and report market risk exposures. Stress testing, which measures the impact on the value of existing portfolios of specified changes in market factors for certain products, is performed periodically and is reviewed by our risk and trading areas. Reports summarizing material risk exposures are produced by the market risk areas and are provided to senior management.

The Boards of Directors and the Risk Committees of Grupo Aval´s financial subsidiaries approve a framework of limits based on the value-at-risk related to the annual budget.

Regulatory VaR (regulatory calculation)

The Regulatory VaR calculation is primarily used for the Superintendency of Finance’s solvency ratio calculations. Each bank has standard models for capital purposes; however, they also maintain internal models in order to manage their day to day risk and profit decisions.

The Superintendency of Finance methodology is based on the Basel II model. This model applies only to the financial subsidiaries’ investment portfolio and excludes investments not classified as trading. Total market risk is calculated on a daily basis by aggregating the VaR for each risk exposure category on a ten-day horizon, based on risk factors calculated under extreme market stress scenarios. VaR at month-end is part of the capital adequacy ratio calculation (as set forth in Decree 2555 of 2010). The Superintendency of Finance’s rules require the financial subsidiaries to calculate VaR for the following risk factors: interest rate risk, foreign exchange rate risk, equity price risk and fund risk. Correlations between risk factors are not considered. The fluctuations in the portfolio’s VaR depend on sensitivity factors determined by the Superintendency of Finance, modified duration and changes in balances outstanding. The ten-day horizon is defined as the average time in which an entity could sell a trading position in the market.

The VaR calculation includes all the portfolios of the entities and their financial subsidiaries and is estimated under the methodology defined by the Superintendency of Finance of Colombia.

These methods are used to determine the occurrence of potential losses among the different business units. The methods also allow comparisons of activities in different markets and identification of the riskiest positions in treasury activities. These tools are also used to determine limits on traders’ positions and to promptly review positions and trading strategies in response to changes in market conditions. VaR models have inherent limitations, partially because they rely on historical data, which may not be an indicative of future market conditions. VaR models could overestimate or underestimate the value at risk if market conditions vary significantly and they do not calculate the greatest possible loss. That’s why each company uses additional measurement tools in order to compensate for the VaR limitations. Expected Shortfall analysis, stress test and back tests are part of the risk measurement tools in the financial subsidiaries. The methods used to measure VaR are assessed regularly and back-tested to check their efficiency.

Grupo Aval´s financial subsidiaries have tools to carry out portfolio stress and/or sensitivity tests, using extreme scenario simulations. Additionally, there are limits according to the "risk type" associated with each of the instruments comprising the different portfolios. These limits are related to sensitivity or impact on the value of the portfolio as a result of fluctuations of specific risk factors such as: interest rate (Rho), exchange rate (Delta) and volatility (Vega).

Grupo Aval´s financial subsidiaries have counterparty and trading limits for each trader in the trading platforms for the markets where they operate. trading limits are controlled daily by the back and middle offices of each entity. Trading limits for individual traders are assigned based upon the individual´s level in the organization, market and trading experience and product and portfolio management knowledge.

There is also a process to monitor the prices of fixed-income securities traded in foreign markets published by investment price providers for those jurisdictions.

In addition, fixed income securities are subject to a qualitative liquidity analysis to determine the market depth for those instruments.

Finally, the daily transaction monitoring process includes controlling different aspects of trading, such as terms of negotiation, non-conventional or off-market transactions, and related party transactions.

LB Panamá subsidiaries’ (BAC and MFG)  Value at Risk are consolidated through Banco de Bogotá using the standard methodology established by the Colombian Superintendency of Finance.

According to the standard model, the market value-at-risk (VaR) for Grupo Aval´s financial subsidiaries consolidated at their level of December 31, 2020 and 2019 was as follows:

	December 31, 2020		December 31, 2019
		Basis points of		Basis points of
Entity	Value	regulatory capital	Value	regulatory capital
Banco Bogotá	1,268,177	114	1,280,084	141
Banco de Occidente	223,942	65	165,928	52
Banco Popular	101,773	52	128,317	72
Banco AV Villas	110,085	1	58,032	59
Corficolombiana	178,478	5	173,456	7

The following tables show the VaR calculation relating to each of the risk factors described above and based on the Superintendency of Finance Methodology (Regulatory VaR) for the years ended December 31, 2020 and 2019, for a ten-day horizon for each of our Colombian banking subsidiaries. The minimum and maximum levels are determined based on end-of-month calculations, using 12 data points between January and December. Average values are determined based on the 13-month data points between December of the year analyzed and December of the previous year.

Banco de Bogotá S.A

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	622,739	735,519	838,104	823,990
Exchange rate	55,652	228,834	429,800	55,652
Equity price	11,210	12,636	13,692	13,692
Mutual funds	301,449	324,265	374,843	374,843

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	444,950	520,569	607,973	568,537
Exchange rate	277,932	334,039	383,189	379,406
Equity price	8,394	9,601	10,964	10,964
Mutual funds	270,918	308,799	322,458	321,177

Banco de Bogota´s market risk weighted assets remained on average 8.6% of the total risk-weighted assets during the year ended December 31, 2020 and 9.9% on the year ended December 31, 2019.

Banco de Occidente S.A

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	112,623	148,239	170,819	170,819
Exchange rate	762	4,529	21,198	968
Equity price	—	—	—	—
Mutual funds	7,756	41,097	52,216	52,155

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	125,615	144,188	162,628	158,200
Exchange rate	104	2,458	4,426	2,995
Equity price	—	—	—	—
Mutual funds	4,317	4,556	4,733	4,733

Banco de Occidente´s market risk weighted assets remained on average 5.8% of the total risk-weighted assets during the year ended December 31, 2020 and 4.2% for the year ended December 31, 2019.

Banco Popular S.A

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	81,513	98,609	117,115	81,513
Exchange rate	2,648	4,693	5,280	4,562
Equity price	176	247	348	180
Mutual funds	14,577	15,025	15,518	15,518

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	107,694	108,389	109,605	108,112
Exchange rate	4,699	5,155	5,615	5,280
Equity price	22	22	23	348
Mutual funds	8,701	10,769	14,954	14,577

Banco Popular´s market risk weighted assets remained on average 4.8% of the total risk-weighted assets during the year ended December 31, 2020 and 6.4% on the year ended December 31, 2019.

Banco Comercial AV Villas S.A

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	24,002	71,458	108,019	106,016
Exchange rate	1	39	174	52
Equity price	—	—	—	—
Mutual funds	81	1,468	4,017	4,017

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	22,193	40,628	55,972	55,021
Exchange rate	1	27	80	80
Equity price	—	—	—	-
Mutual funds	489	628	2,931	2,931

Banco AV Villas’ market risk weighted assets remained on average 9.7% of the total risk-weighted assets during the year ended December 31, 2020 and 5.3% on the year ended December 31, 2019.

Corficolombiana S.A

Maximum, Minimum and Average VaR Values
December 31, 2020
	Minimum	Average	Maximum	Period end
Interest rate	124,737	151,817	174,718	157,021
Exchange rate	441	3,265	6,449	5,463
Equity price	10,807	12,339	13,507	13,507
Mutual funds	2,097	2,667	3,241	2,487

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	67,499	104,128	156,208	154,477
Exchange rate	610	2,599	4,867	4,129
Equity price	10,864	11,085	11,283	12,119
Mutual funds	2,577	2,935	3,473	2,731

Corficolombiana’s market risk weighted assets remained on average 13.2% of the total risk-weighted assets during the year ended December 31, 2020 and 16.0% on the year ended December 31, 2019. As Corficolombiana does not have a relevant number of loans or other significant risk weighted assets, the ratio of the market risk weighted assets to total risk weighted assets is higher than in the banks.

Investment Price Risk in Equity Instruments

Equity Investments

As stated above, variations in equity price risk measured based on the regulatory VaR methodology include both equity securities held for trading through profit or losses and non-strategic holdings. In addition, it does not discriminate between listed and unlisted equity investments or between those which consolidate and those which do not. It includes investments in non-financial institutions.

Holding periods for many of Corficolombiana’s equity investments exceed ten years. Its largest investments have remained in the portfolio for several years and are intended to remain as permanent investments. Therefore, no value at risk is estimated. At December 31, 2020 and 2019, the only investments subject to regulatory VaR were holdings in Mineros S.A.

The following table breaks down our investments subject to regulatory VaR by time since initial investments at December 31, 2020 and 2019.

	At December 31,
	2020			2019
	Investment		Percentage	Investment		Percentage
	subject to		of Portfolio	subject to		of Portfolio
	Regulatory	Regulatory	subject to	Regulatory	Regulatory	subject to
	VaR	VaR	VaR	VaR	VaR	VaR
More than 36 months	85,832	12,617	100%	75,584	11,111	100%
Total	85,832	12,617	100%	75,584	11,111	100%

4.2.3          Structural foreign exchange risk

Grupo Aval´s financial subsidiaries have agencies and subsidiaries offshore and have assets and liabilities in foreign currencies and are thus exposed to changes in the exchange rates, primarily the United States Dollar. Foreign exchange risk is present when there are assets and liabilities denominated in foreign currency, when investments are made in foreign subsidiaries and branches and when we extend loans or take funds in foreign currency. There is also foreign exchange risk in foreign currency off balance sheet transactions.

Subsidiaries of the financial sector in Colombia are authorized by the country’s central bank (Banco de la República) to trade currencies and to maintain balances in foreign currency in accounts abroad. Colombian law allows for banks to maintain a net daily asset or liability position in foreign currency, determined as the difference in foreign currency denominated rights and foreign currency denominated obligations including both on and off-balance sheet positions. On a separate basis, the average of this difference over three business days cannot exceed twenty percent (20%) of the entity’s regulatory capital. On a consolidated basis, the average of this difference over three business days (positive or negative) cannot exceed forty percent (40%) of the consolidated entity´s regulatory capital.

The maximum and minimum total foreign currency position and the spot foreign currency position are determined according to each entity´s regulatory capital. The regulatory capital that is used in the calculations, corresponds to the regulatory capital of the last business day of the previous two-months. The exchange rate used in the calculation is the average of the exchange rate of the previous month set by the Superintendency of Finance. The maximum and minimum total foreign currency position and the spot foreign currency position are determined according to each entity’s regulatory capital. The regulatory capital that is used in the calculations corresponds to the regulatory capital of the last business day of  two-months ago. The exchange rate used in the calculation is the average of the exchange rate of the previous month set by the Superintendency of Finance. A substantial amount of Grupo Aval’s foreign currency assets and liabilities are in U.S. dollars. Details on the assets and liabilities in foreign currency held by Grupo Aval at December 31, 2020 and 2019 are shown below:

December 31,2020		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	5,521	2,043	25,963,067
Investments in debt securities at fair value through profit or loss	122	-	417,925
Investments in debt securities at fair value through OCI	4,092	860	16,997,663
Investments in debt securities at amortized cost	150	4	527,510
Loan portfolio financial assets at amortized cost	19,678	4,754	83,863,582
Derivative financial assets held for trading	258	1	887,957
Derivative financial assets held for hedging	36	10	156,220
Trade receivable	367	201	1,949,445
Total financial assets	30,224	7,873	130,763,369

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	349	-	1,197,924
Derivative financial liabilities held for hedging	8	-	26,924
Customer deposits	21,144	6,916	96,314,534
Financial obligations	9,717	712	35,797,463
Accounts payable	475	-	1,630,860
Total financial liabilities	31,693	7,628	134,967,705
Net financial asset (liability) position	(1,469)	245	(4,204,336)

December 31,2019		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	5,003	1,266	20,545,934
Investments in debt securities at fair value through profit or loss	168	17	606,107
Investments in securities at fair value though OCI	2,634	705	10,942,222
Investments in debt securities at amortized cost	7	—	23,043
Loan portfolio financial assets at amortized cost	16,078	5,006	69,096,428
Derivative financial assets held for trading	257	—	843,700
Derivative financial assets held for hedging	51	—	166,598
Trade receivable	238	168	1,329,979
Total financial assets	24,436	7,162	103,554,011

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	274	—	897,138
Derivative financial liabilities held for hedging	28	—	90,726
Customer deposits	16,772	5,828	74,064,051
Financial obligations	8,428	772	30,148,583
Accounts payable	407	—	1,334,317
Total financial liabilities	25,909	6,600	106,534,815
Net financial asset (liability) position	(1,473)	562	(2,980,804)

Grupo Aval’s financial subsidiaries hedge their foreign exchange exposure using derivatives instruments, especially forwards. The net foreign currency position of each subsidiary is monitored on a daily basis.

Grupo Aval has a number of investments in foreign subsidiaries and branches whose net assets are exposed to foreign exchange risk because of the translation of gains or losses for the purpose of consolidating their financial statements. The exposure arising from net assets in foreign operations is hedged primarily with financial obligations, bonds and foreign exchange derivative instruments.

The following table includes a sensitivity analysis of the foreign exchange effect on Grupo Aval’s equity in foreign currency and the foreign exchange effect on profit before taxes if the peso value of the U.S. dollar increases or decrease by 100 Colombian Peso per U.S. dollar:

December 31,2020	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	(21,158)	Ps.	21,158
Foreign exchange effect on profit before taxes		(31,578)		31,578

December 31,2019	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	(13,874)	Ps.	13,874
Foreign exchange effect on profit before taxes		(20,708)		20,708

4.2.4          Structural Interest Rate Risk

Non-trading instruments consist primarily of loans and deposits. The net interest margin of our financial subsidiaries may be affected by changes in interest rates. Losses can result from unexpected movements in interest rates. For this reason, our financial subsidiaries monitor the interest rate risk daily and set limits on asset and liability mismatches.

Grupo Aval´s financial subsidiaries monitor their interest rate risk daily and set limits to repricing mismatches between assets and liabilities. They analyze their interest rate exposure in a dynamic way. Scenario modelling considers renewal of existing positions, financing alternatives, and hedges. Considering these scenarios, the financial subsidiaries calculate the profit and loss impact of changes in interest rates.

The following table shows interest rates exposure for assets and liabilities at December 31, 2020 and 2019. In this table, fixed rate instruments are classified according to their maturity date and floating rate instruments are classified according to their repricing date. The following analysis includes the interest rate exposure in each maturity bucket for our financial subsidiaries:

December 31, 2020

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	5,103,991	Ps.	—	Ps.	—	Ps.	—	Ps.	28,921,544	Ps.	34,025,535
Investments in debt securities at FVTPL		63,016		1,315,010		351,964		3,051,003		—		4,780,993
Investments in debt securities mandatory at FVTPL		—		—		—		7,385		—		7,385
Investments in debt securities at FVOCI		947,691		3,558,616		2,367,715		22,092,334		—		28,966,356
Investments in debt securities at amortized cost		2,206,728		2,856,442		302,641		214,317		—		5,580,128
Service concession arrangements		—		—		—		2,958,385		—		2,958,385
Commercial loans		28,249,224		44,158,080		8,350,536		30,229,098		—		110,986,938
Consumer loans		13,451,176		10,002,297		1,947,260		40,434,724		—		65,835,457
Mortgages loans		12,541,450		640,162		49,522		11,327,637		—		24,558,771
Microcredit loans		42,825		16,327		38,698		274,471		—		372,321
Interbank and overnight founds		4,500,014		193,664		—		—		—		4,693,678
Trade receivable		483		1,971		104		429,395		11,949,056		12,381,009
Total Assets	Ps.	67,106,598	Ps.	62,742,569	Ps.	13,408,440	Ps.	111,018,749	Ps.	40,870,600	Ps.	295,146,956
										—

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	30,243,920	Ps.	—	Ps.	—	Ps.	—	Ps.	20,954,364	Ps.	51,198,284
Time deposits		12,240,632		32,810,863		16,138,426		22,369,267		—		83,559,188
Saving deposits		76,551,465		—		—		—	.	—		76,551,465
Other deposits		—		—		—		—		532,660		532,660
Interbank and overnight funds		5,109,198		2,066,552		3,894		—		—		7,179,644
Leases contracts		26,413		121,753		128,407		2,749,160		—		3,025,733
Borrowing from banks and similar		2,282,920		5,574,251		890,090		7,881,523		—		16,628,784
Long-term debt		851,368		2,858,141		468,618		23,582,670		—		27,760,797
Borrowing from development entities		1,502,692		1,040,936		177,983		1,308,197		—		4,029,808
Total Liabilities	Ps.	128,808,608	Ps.	44,472,496	Ps.	17,807,418	Ps.	57,890,817	Ps.	21,487,024	Ps.	270,466,363

December 31, 2019

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	2,662,681	Ps.	—	Ps.	—	Ps.	—	Ps.	27,454,555	Ps.	30,117,236
Investments in debt securities at FVTPL		82,749		1,972,593		871,982		1,745,789		—		4,673,113
Investments in debt securities mandatory at FVTPL		—		—		—		10,102		—		10,102
Investments in debt securities at FVOCI		743,846		2,132,946		1,289,402		17,442,798		—		21,608,992
Investments in debt securities at amortized cost		2,765,688		265,131		23,043		—		—		3,053,862
Service concession arrangements		—		—		—		2,706,030		—		2,706,030
Commercial loans		19,568,240		43,732,269		8,460,958		27,175,232		—		98,936,699
Consumer loans		10,993,634		9,758,318		1,660,573		37,427,926		—		59,840,451
Mortgages loans		7,212,959		1,890,949		900,236		10,217,539		—		20,221,683
Microcredit loans		30,911		18,568		39,283		321,558		—		410,320
Interbank and overnight founds		2,431,272		287,536		144		9		—		2,718,961
Trade receivable		—		—		—		387,059		8,895,674		9,282,733
Total Assets	Ps.	46,491,980	Ps.	60,058,310	Ps.	13,245,621	Ps.	97,434,042	Ps.	36,350,229	Ps.	253,580,182

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	21,174,879	Ps.	—	Ps.	—	Ps.	—	Ps.	21,274,823	Ps.	42,449,702
Time deposits		10,514,186		29,426,123		15,525,670		17,759,210		—		73,225,189
Saving deposits		59,352,760		—		—		—	.	—		59,352,760
Other deposits		—		—		—		—		463,770		463,770
Interbank and overnight funds		8,414,438		75,543		—		750,498		—		9,240,479
Leases contracts		93,438		130,472		158,021		2,651,571		—		3,033,502
Borrowing from banks and others		2,249,132		6,367,707		2,335,725		5,817,278		—		16,769,842
Long-term debt		276,735		3,567,489		680,677		17,393,367		—		21,918,268
Borrowing from development entities		1,175,637		1,199,311		115,314		1,392,223		—		3,882,485
Total Liabilities	Ps.	103,251,205	Ps.	40,766,645	Ps.	18,815,407	Ps.	45,764,147	Ps.	21,738,593	Ps.	230,335,997

As part of their interest rate risk management process,  our financial subsidiaries analyze the interest rate mismatches between their interest-earning assets and their interest-earning liabilities. This sensitivity analysis, based on hypothetical changes, assumes that the composition of Grupo Aval´s statement of finanacial position remains constant over the period being measured.

The sensitivity analysis estimates the impact that a 100 basis point increase in the average rates of return would have on interest-bearing assets and liabilities. If average rates of return had increased 100 basis points, Grupo Aval’s net interest income would have increased by Ps 928,202. Additionally, it is estimated that an increase of 100 basis points in the average rates of return on investments at FVTPL, would have resulted in a decrease in net trading income of Ps 56,496.  Finally, it is estimated that an increase of 100 basis points in the average rate of return of investments measured at FVOCI, would have resulted in a decrease in total equity of Ps 307,667.

The following is a breakdown of interest-bearing assets and liabilities, by interest rate type and by maturity, at December 31, 2020 and 2019.

December 31, 2020

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	4,329,679	Ps.	774,312	Ps.	—	Ps.	—	Ps.	28,921,544	Ps.	34,025,535
Investments in debt securities at FVTPL		155,967		1,216,804		510,017		2,898,205		—		4,780,993
Investments in debt securities mandatory at FVTPL		—		—		—		7,385		—		7,385
Investments in debt securities at FVOCI		485,303		6,082,615		1,402,110		20,996,328		—		28,966,356
Investments in debt securities at amortized cost		4,628,090		654,021		122,739		175,278		—		5,580,128
Service concession arrangements		—		—		2,958,385		—		—		2,958,385
Commercial loans		41,440,988		4,248,149		62,230,307		3,067,494		—		110,986,938
Consumer loans		1,033,249		16,027,878		13,521,144		35,253,186		—		65,835,457
Mortgages loans		48,351		500,574		14,592,224		9,417,622		—		24,558,771
Microcredit loans		2,009		196,877		2,968		170,467		—		372,321
Interbank and overnight founds		2,580,209		2,113,469		—		—		—		4,693,678
Trade receivable		2,557		—		266,552		162,844		11,949,056		12,381,009
Total Assets	Ps.	54,706,402	Ps.	31,814,699	Ps.	95,606,446	Ps.	72,148,809	Ps.	40,870,600	Ps.	295,146,956

	Under one year					Over one year			Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	9,353,906	Ps.	20,890,014	Ps.	—	Ps.	—	Ps.	20,954,364	Ps.	51,198,284
Time deposits		4,811,779		52,155,859		6,705,712		19,885,838		—		83,559,188
Saving deposits		23,982,154		52,569,311		—		—	.	—		76,551,465
Other deposits		—		—		—		—		532,660		532,660
Interbank and overnight funds		57,455		7,122,189		—		—		—		7,179,644
Leases contracts		2,757		273,280		124,306		2,625,390		—		3,025,733
Borrowing from banks and other		2,620,479		5,456,796		2,617,529		5,933,980		—		16,628,784
Long-term debt		284,227		1,540,152		6,746,212		19,190,206		—		27,760,797
Borrowing from development entities		747,892		7,509		3,244,241		30,166		—		4,029,808
Total Liabilities	Ps.	41,860,649	Ps.	140,015,110	Ps.	19,438,000	Ps.	47,665,580	Ps.	21,487,024	Ps.	270,466,363

December 31, 2019

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	2,619,126	Ps.	43,555	Ps.	—	Ps.	—	Ps.	27,454,555	Ps.	30,117,236
Investments in debt securities at FVTPL		288,176		2,319,323		383,470		1,682,144		—		4,673,113
Investments in debt securities mandatory at FVTPL		—		—		—		10,102		—		10,102
Investments in debt securities at FVOCI		7,434		4,054,359		2,377,875		15,169,324		—		21,608,992
Investments in debt securities at amortized cost		3,025,213		28,649		—		—		—		3,053,862
Service concession arrangements		—		—		2,706,030		—		—		2,706,030
Commercial loans		39,819,018		3,744,360		52,017,308		3,356,013		—		98,936,699
Consumer loans		1,059,643		15,901,205		10,746,657		32,132,946		—		59,840,451
Mortgages loans		43,814		391,869		11,322,696		8,463,304		—		20,221,683
Microcredit loans		1,954		223,485		3,700		181,181		—		410,320
Interbank and overnight founds		2,122,556		596,405		—		—		—		2,718,961
Trade receivable		—		—		263,922		123,137		8,895,674		9,282,733
Total Assets	Ps.	48,986,934	Ps.	27,303,210	Ps.	79,821,658	Ps.	61,118,151	Ps.	36,350,229	Ps.	253,580,182

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	384,579	Ps.	20,790,300	Ps.	—	Ps.	—	Ps.	21,274,823	Ps.	42,449,702
Time deposits		12,673,158		37,790,186		7,099,730		15,662,115		—		73,225,189
Saving deposits		17,159,419		42,193,341		—		—	.	—		59,352,760
Other deposits		—		—		—		—		463,770		463,770
Interbank and overnight funds		—		9,240,479		—		—		—		9,240,479
Leases contracts		3,586		404,434		132,928		2,492,554		—		3,033,502
Borrowing from banks and other		1,372,926		8,504,875		3,216,263		3,675,778		—		16,769,842
Long-term debt		959,068		1,473,258		9,738,305		9,747,637		—		21,918,268
Borrowing from development entities		572,600		10,537		3,256,614		42,734		—		3,882,485
Total Liabilities	Ps.	33,125,336	Ps.	120,407,410	Ps.	23,443,840	Ps.	31,620,818	Ps.	21,738,593	Ps.	230,335,997

Liquidity Risk

4.3          Liquidity Risk

Liquidity risk management has always been a basic element of Grupo Aval’s business strategy and a fundamental cornerstone, together with capital, on which the strength of its balance sheet rests. Liquidity risk is related to the inability of Grupo Aval´s subsidiaries to fulfill their obligations with customers, financial market counterparties, lenders, suppliers, authorities or other stakeholders at any given moment, in any currency and in any location.

Structural liquidity management aims to finance the  recurring nature of a company’s activities under optimal terms of time and cost, avoiding taking unwanted liquidity risks. At Grupo Aval, the financing and liquidity model is decentralized and based on autonomous subsidiaries that are responsible for covering their own liquidity needs. Therefore, each entity reviews its available resources on a daily basis in order to control its liquidity risk.

The financial subsidiaries of Grupo Aval are responsible for complying with the regulatory liquidity requirements, as well as meeting the obligations arising from their current and future activity. In consequence, they will either take deposits from their customers, or by resorting to the wholesale markets where they operate. Grupo Aval’s financial subsidiaries have a strong capacity as well as to raise funds in the wholesale markets.

Financial subsidiaries comply with the requirements for liquidity risk management of the jurisdictions in which they operate. They define policies that govern the functions of identification, measurement, control and monitoring required to manage daily liquidity requirements, comply with minimum liquidity buffers and establish liquidity contingency plans to deal with any unexpected situation.

The methodology for the assessment and measurement of liquidity risk at BAC includes:

a)	Generation of liquidity GAP analysis by currency for the short and long term, including normal and stressed scenarios;
b)	Coverage ratios, by currency, on 1 day and 30 days horizons, under normal and stressed scenarios;
c)	Prudential regulation of maturity ratios, by currency, for 1 and 3 months horizons;
d)	Indicator of liquidity coverage by currency according to regulation;
e)	Internal measurements to assess liquidity risk, by currency (global liquidity indicator).

Financial subsidiaries controlled by Grupo Aval, in Colombia, are required to maintain adequate liquidity positions based on the Superintendency of Finance’s liquidity parameters, using a short-term liquidity index (Indicador de Riesgo de Liquidez), or “IRL,” that measures liquidity for different time horizons from 1 to 90 days. This index is defined as the difference between adjusted liquid assets and net liquidity requirements.

"

Liquid assets include total debt securities adjusted by market liquidity and exchange rate, excluding investment securities at amortized cost different from mandatory investments, Central Bank deposits and available cash.

"

Net liquidity requirements are the difference between expected contractual asset and contractual and non-contractual liability cash flows. Cash flows from past due loans are not included in this calculation.

During 2020, as part of its convergence towards Basel III standards, the Superintendency of Finance incorporates the segmentation by type of deposits in the calculation of non-contractual liability cash flows. The methodology segments saving deposits in eight categories, according with their balance and the type of customer, then calculates the run-off rate for each category and finally multiplies both to determine the non-contractual reserve.

Grupo Aval´s financial subsidiaries assess the volatility of deposits, debt levels, the asset and liability structure, the liquidity of different asset types, the availability of lines of credit and the effectiveness of asset and liability management. The objective is to have adequate liquidity to manage possible stress scenarios.

The quantification of appropriate money market funding levels is an integral part of the liquidity measurement carried out by each entity. Based on statistical analysis, primary and secondary sources of liquidity are identified in order to ensure funding stability and diversification, and to minimize concentration.

Financial subsidiaries in Colombia and other countries must maintain cash on hand and in Central Banks deposits in order to comply with reserve requirements. The reserve requirement calculations are based on the daily average of the different types of deposits on a biweekly basis. As of December 31, 2020, and 2019, all of Grupo Aval´s financial subsidiaries comply with reserve requirements. Details on the required percentage in each country are shown below:

Requested Percentage
Country	Details	%
Colombia	Checking account and Savings accounts	8%
	Time deposits > 18 months	3.5%
Guatemala	Deposits and Capital raising	14.6%
El Salvador	1st Demand deposits (1)	15%
	2nd Demand deposits (2)	12%
	3rd Debt securities	5%
	Time Deposits	12%
Honduras	Demand deposits	12%
	Mandatory investment in local currency	9%
	Mandatory investment in foreign currency	24%
Nicaragua	Daily, Liabilities in local and foreign currency	10%
	Biweekly, Liabilities in local and foreign currency	15%
Costa Rica	Deposits in local and foreign currency	12%
	Capital raising in local and foreign currency	15%
(1)	This refers to demand deposits in Central Banks or overseas banks.
(2)	This refers to demand deposits in Central Banks, overseas banks or debt securities issue by the Central Bank.

There are no reserve requirements for our subsidiaries located in Panamá because there is no Central Bank to regulate such requirements.

The following is a breakdown of the liquid assets by maturity from 1 to 90 days, based on separate figures of our financial subsidiaries in Colombia at December 31, 2020 and 2019:

December 31, 2020

	Liquid assets
	available at the end			From 31 to 90
Bank	of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco de Bogotá	13,288,366	12,028,201	4,061,462	(15,436,650)
Banco Occidente	5,721,647	5,059,970	2,493,311	(3,876,649)
Banco Popular	4,257,296	3,838,863	1,771,506	(3,288,224)
Banco AV Villas	3,856,825	3,490,247	2,118,081	(1,631,993)
Corficolombiana	1,475,013	1,041,529	846,155	265,176

December 31, 2019

	Liquid assets
	available at the end			From 31 to 90
Bank	of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco de Bogotá	11,480,613	9,127,754	2,141,891	(14,048,998)
Banco Occidente	6,013,484	5,381,263	3,449,519	(1,382,231)
Banco Popular	2,708,977	2,196,520	543,111	(2,426,968)
Banco AV Villas	1,777,483	1,489,391	573,001	(1,756,092)
Corficolombiana	1,648,321	1,238,060	970,752	440,603
(1)

Liquid assets are the sum of assets that are easily convertible into cash. Fixed income investments at amortized cost and financial investments pledged as collateral or subject to any other type of encumbrance, preventive measure or of any nature, that prevent their free assignment or transfer, as well as those that have been transferred under repurchase agreements, simultaneous or temporary transfer of securities are excluded. The value of the liquid assets mentioned above is calculated at the market price of the fair value on the date of the evaluation.

(2)

This amount is the remaining value of the liquid assets in the specified time period, or the IRL, that is calculated as the difference between  liquid assets and liquid assets requirement, according to the IRL methodology, the liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during a given period.

The liquidity calculations described above assume normal liquidity conditions, according to the contractual flows and historical experience of each of the financial subsidiaries. for extreme liquidity events caused by unusual deposit withdrawals, the financial subsidiaries have contingency plans that include available credit lines with other financial institutions and access to special lines of credit with Colombia´s Central Bank, in accordance with current regulations. These lines of credit are granted when required, and are collateralized by Colombian government securities or by a portfolio of high-quality loans, as specified in the Central Bank regulations. Grupo Aval´s financial subsidiaries did not access the Central Bank special lines of credit during the years ended at December 31, 2020 and 2019.

The banks in each country are responsible for their liquidity position on a stand alone basis. They have access to funding mechanisms with their central banks, and to funding through credit lines.  Short-term credit are offered by correspondent banks and financing is granted by multilateral organizations, among others.

The following is a breakdown shows the contractual undiscounted cash flows of the financial assets and liabilities including contractual interest receivable and payable at December 31, 2020 and 2019.

December 31, 2020

	Less than		From one to six		From six to twelve		More than
Assets	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	34,026,753	Ps.	—	Ps.	—	Ps.	—	Ps.	34,026,753
Investments in debt securities at FVTPL		1,265,889		260,383		344,326		3,014,493		4,885,091
Investments in debt securities at FVOCI		736,508		3,055,021		3,101,278		26,052,069		32,944,876
Investments in debt securities at amortized cost		915,856		2,409,027		2,043,473		406,820		5,775,176
Commercial loans		9,379,468		26,383,248		15,939,046		70,385,496		122,087,258
Consumer loans		7,429,129		11,888,567		7,258,707		58,423,353		84,999,756
Mortgages loans		374,972		1,076,649		1,208,561		38,053,720		40,713,902
Microcredit loans		46,056		105,314		107,837		238,739		497,946
Interbank and overnight funds		4,506,807		187,157		—		—		4,693,964
Trading derivatives		628,282		347,114		103,115		79,826		1,158,337
Hedging derivatives		117,543		5,152		630		32,895		156,220
Trade receivable		2,727,684		11,139		104		12,608,086		15,347,013
Other assets		309,348		5		—		199,124		508,477
Total Assets	Ps.	62,464,295	Ps.	45,728,776	Ps.	30,107,077	Ps.	209,494,621	Ps.	347,794,769

	Less than		From one to six		From six to twelve		More than
Liabilities	one month		months		months		a year		Total
Checking accounts	Ps.	51,198,289	Ps.	—	Ps.	—	Ps.	—	Ps.	51,198,289
Time Deposits		8,925,182		31,192,770		18,811,378		29,021,634		87,950,964
Saving deposits		76,549,976		—		—		—		76,549,976
Other deposits		527,048		—		—		5,667		532,715
Interbank and overnight funds		5,106,274		2,066,582		3,894		—		7,176,750
Leases contracts		26,558		122,739		129,311		2,751,006		3,029,614
Borrowing from banks and other		1,445,835		5,054,121		2,368,809		8,701,112		17,569,877
Long-term debt		417,119		809,098		1,118,483		30,816,558		33,161,258
Borrowing from development entities		52,095		305,186		448,503		3,894,139		4,699,923
Trading derivatives		784,201		428,227		118,340		109,268		1,440,036
Hedging derivatives		24,653		22,428		254		9,291		56,626
Other liabilities		5,070,859		256,287		55,711		1,310,468		6,693,325
Total Liabilities	Ps.	150,128,089	Ps.	40,257,438	Ps.	23,054,683	Ps.	76,619,143	Ps.	290,059,353

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	3,370,344	Ps.	480,872	Ps.	150,640	Ps.	183,404	Ps.	4,185,260
Standby letters of credit		1,431,833		56,145		527		—		1,488,505
Overdraft facility		923,257		—		—		—		923,257
Standby credit card facility		23,319,980		128,819		96,615		386,458		23,931,872
Undrawn approved loans		2,032,277		174,647		—		—		2,206,924
Others		232,331		—		—		—		232,331
Total Commitments Loans	Ps.	31,310,022	Ps.	840,483	Ps.	247,782	Ps.	569,862	Ps.	32,968,149

December 31, 2019

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	28,683,338	Ps.	—	Ps.	—	Ps.	—	Ps.	28,683,338
Investments in debt securities at FVTPL		937,550		1,491,328		984,902		1,475,733		4,889,513
Investments in debt securities at FVOCI		1,269,356		2,334,438		1,951,863		19,921,644		25,477,301
Investments in debt securities at amortized cost		833,179		858,257		1,404,163		—		3,095,599
Commercial loans		11,576,205		29,236,241		16,865,877		69,494,065		127,172,388
Consumer loans		8,662,984		17,571,059		10,005,080		53,010,916		89,250,039
Mortgages loans		447,147		984,046		1,147,043		33,219,821		35,798,057
Microcredit loans		55,112		122,167		123,624		240,181		541,084
Interbank and overnight funds		2,449,450		228,959		—		—		2,678,409
Trading derivatives		620,242		229,909		37,138		29,374		916,663
Hedging derivatives		163,825		3,401		18		—		167,244
Trade receivable		2,342,007		—		—		9,631,524		11,973,531
Other assets		1,163,339		—		—		—		1,163,339
Total Assets	Ps.	59,203,734	Ps.	53,059,805	Ps.	32,519,708	Ps.	187,023,258	Ps.	331,806,505

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	42,449,701	Ps.	—	Ps.	—	Ps.	—	Ps.	42,449,701
Time Deposits		8,631,705		25,954,834		17,871,428		25,483,897		77,941,864
Saving deposits		59,352,759		—		—		—		59,352,759
Other deposits		463,770		—		—		—		463,770
Interbank and overnight funds		5,819,104		3,420,692		—		—		9,239,796
Leases contracts		92,255		122,866		152,352		2,669,047		3,036,520
Borrowing from banks and other		2,211,662		4,877,570		3,215,999		7,450,891		17,756,122
Long-term debt		92,130		1,244,776		1,260,353		23,233,085		25,830,344
Borrowing from development entities		119,662		751,027		388,785		3,434,525		4,693,999
Trading derivatives		606,476		277,657		25,612		18,240		927,985
Hedging derivatives		73,625		19,681		18		3,359		96,683
Other Liabilities		4,997,412		240,030		9,306		1,121,438		6,368,186
Total Liabilities	Ps.	124,910,261	Ps.	36,909,133	Ps.	22,923,853	Ps.	63,414,482	Ps.	248,157,729

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,488,242	Ps.	—	Ps.	—	Ps.	—	Ps.	2,488,242
Standby letters of credit		953,289		—		—		—		953,289
Overdraft facility		67,126		—		—		—		67,126
Standby credit card facility		20,054,171		109,451		82,088		328,352		20,574,062
Undrawn approved loans		561,330		52,807		—		—		614,137
Others		99,270		—		—		—		99,270
Total Commitments Loans	Ps.	24,223,428	Ps.	162,258	Ps.	82,088	Ps.	328,352	Ps.	24,796,126

Regulatory capital management

4.4          Regulatory capital management

Grupo Aval, Financial Holding

As a result of Colombian Law 1870 of 2017 (also known as Financial Conglomerates Law), that came in effect on February 6, 2019, Grupo Aval is now also subject to the inspection and supervision of the Superintendency of Finance (SFC). This law created the legal category of financial holding companies and of financial conglomerates and gives the Colombian Finance minister the power, to impose capital adequacy requirements on the financial conglomerates on an aggregate/consolidated basis, among others.

In compliance with Decree 774 issued on May 8th, 2018 by the Colombian Government that came in effect on 8th of November 2019 after an 18-month transition period and the External Circular 012 of June 5, 2018 (Circular Externa 012 del 5 de junio de 2018) issued by the Superintendency of Finance (SFC), Grupo Aval is subject to minimum capital requirements. Grupo Aval reported to the SFC its first minimum capital compliance report on February 25, 2020, based on financial statements as of December 31, 2019. As of December 31, 2020 and 2019, Grupo Aval, Financial Conglomerate, complied with regulatory capital requirements.

Grupo Aval’s financial subsidiaries

Grupo Aval’s financial subsidiaries are subject to a “Total Solvency Risk Ratio” (Total Regulatory Capital/Risk Weighted Assets) of at least 9% and a “Basic Solvency Risk Ratio” (Basic Ordinary Regulatory Capital/Risk Weighted Assets) of at least 4.5%.

The Decrees 1477 of 2018 and 1421 of 2019 introduced Basel III principles to estimate adequate capital in credit establishments. The main changes contained in these Decrees, which came into effect on January 1, 2021, are as follows:

•

Total solvency ratio is defined as the value of the technical capital (CET1, AT1 and T2) calculated under the terms of the Decree 1477 of 2018 and the Decree 1421 of 2019, divided by risk-weighted assets by level of credit, market and operational risk, at a minimum of 9%;

•	A minimum Core Equity Tier 1 (CET1) of 4.5%;
•	A minimum Core Equity Tier 1 plus Additional Tier 1 (AT1) of 6%;
•	A capital conservation buffer of 1.5% consisting of CET1;
•	A systemic risk buffer of 1.0% for systemically important financial institutions (SIFIS) consisting of CET1; and
•	Includes an operational risk component in risk weighted assets;
•	In addition, these Decrees established a minimum leverage ratio of 3%.

As of December 31 2020, and 2019, all of Grupo Aval´s financial subsidiaries complied with the minimum regulatory capital requirements, as established by Basel II. Below is shown the consolidated outcome by entity of the minimum regulatory capital, required for the entities regulated by the Superintendency of Finance:

	December 31, 2020
	Banco de	Banco de	Banco	Banco AV
Regulatory Capital	Bogotá	Occidente	Popular	Villas	Corficolombiana
Regulatory Capital	19,752,122	3,891,274	2,475,933	1,509,106	5,319,415
Basic ordinary equity	12,828,890	3,176,896	2,056,501	1,348,671	4,741,904
Basic additional equity	6,923,232	714,378	419,432	160,435	577,510
Market risk	14,090,858	2,143,050	1,130,815	1,223,164	1,983,088
Credit risk	149,689,953	34,570,240	22,510,106	11,361,903	13,065,397
Total assets weighted by risk	163,780,811	36,713,290	23,640,921	12,585,067	15,048,485
Total solvency index.	12.06%	10.60%	10.47%	11.99%	35.35%
Basic solvency index.	7.83%	8.65%	8.70%	10.72%	31.51%

	December 31, 2019
	Banco de	Banco de	Banco	Banco AV
Regulatory Capital	Bogotá	Occidente	Popular	Villas	Corficolombiana
Regulatory Capital	18,508,842	3,908,477	2,384,460	1,293,359	4,032,713
Basic ordinary equity	13,082,557	3,202,018	1,898,181	1,174,605	3,761,178
Basic additional equity	5,426,285	706,459	486,279	118,754	271,535
Market risk	14,223,159	1,401,440	1,425,745	644,799	1,927,291
Credit risk	129,836,198	31,807,330	21,015,333	11,488,357	10,102,536
Total assets weighted by risk	144,059,357	33,208,770	22,441,078	12,133,156	12,029,827
Total solvency index.	12.85%	11.77%	10.63%	10.66%	33.52%
Basic solvency index.	9.08%	9.64%	8.46%	9.68%	31.27%